UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02354

Name of Fund: BlackRock Liquidity Funds

        California Money Fund

        Federal Trust Fund

        FedFund

        MuniCash

        MuniFund

        New York Money Fund

        TempCash

        TempFund

        T-Fund

        Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (Unaudited) January 31, 2018	California Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds — 95.9%

California — 95.9%
Bay Area Toll Authority, Series 2007B-2, RB, VRDN (Sumitomo Mitsui Banking Corp. LOC), 1.00%, 02/07/18(a)	USD	900	$900,000
Bay Area Toll Authority, Series 2008E-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.05%, 02/07/18(a)		950	950,000
Bay Area Toll Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XG0019, RB, VRDN (Bank of America NA LIQ), 1.18%, 02/07/18(a)(b)(c)		200	200,000
California Health Facilities Financing Authority (Children’s Hospital of Orange County), Series 2009B, RB, VRDN (US Bank NA LOC), 1.02%, 02/07/18(a)		1,600	1,600,000
California Health Facilities Financing Authority (Scripps Health Obligated Group), Series 2010B, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.10%, 02/07/18(a)		850	850,000
California Health Facilities Financing Authority (Scripps Health Obligated Group), Series 2010C, RB, VRDN (Northern Trust Co. LOC), 1.05%, 02/07/18(a)		900	900,000
California Health Facilities Financing Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0152, RB, VRDN (Bank of America NA LIQ), 1.21%, 02/07/18(a)(b)(c)		2,190	2,190,000
California Municipal Finance Authority (Copper Square Apartments LP), Series 2016A-1, RB, VRDN (East West Bank LOC, Federal Home Loan Bank LOC), 1.03%, 02/07/18(a)		775	775,000
California Pollution Control Financing Authority (Air Products & Chemicals, Inc.), Series 2008B, RB, VRDN, 0.96%, 02/01/18(a)		2,300	2,300,000
California Pollution Control Financing Authority (Pacific Gas & Electric Co.), Series 1996C, RB, VRDN (Mizuho Bank Ltd. LOC), 0.92%, 02/01/18(a)		1,700	1,700,000
City & County of San Francisco (1601 Mariposa Apartments), Series 2017B-2, RB, VRDN (Bank of America NA LOC), 1.01%, 02/07/18(a)		100	100,000
County of Los Angeles, Series 2017, RB, TAN, 5.00%, 06/29/18		400	405,937
Eastern Municipal Water District, Series 2017B, RB, VRDN (Sumitomo Mitsui Banking Corp. SBPA), 1.01%, 02/07/18(a)		600	600,000
Fontana California Unified School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0111, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.23%, 02/07/18(a)(b)(c)		1,600	1,600,000
Hartnell Community College District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0587, GO, VRDN (Toronto-Dominion Bank LIQ), 1.19%, 02/07/18(a)(b)(c)		1,295	1,295,000
Imperial Irrigation District Electric Revenue Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XM0488, RB, VRDN (Royal Bank of Canada LIQ), 1.21%, 02/07/18(a)(b)(c)		1,300	1,300,000
Irvine Ranch Water District, Series 2009B, VRDN (Bank of America NA LOC), 0.72%, 02/01/18(a)		900	900,000
Los Angeles County Capital Asset Leasing Corporation Lease, Series 2018B, TECP (US Bank NA LOC), 1.30%, 03/08/18		1,000	1,000,000
Los Angeles County Housing Authority (Lincoln Malibu Meadows II LP), Series 1998C, RB, VRDN (Federal National Mortgage Association LIQ), 1.05%, 02/07/18(a)		3,399	3,399,000
Los Angeles County Metropolitan Transportation Authority, Series 2017, TECP (Citibank NA LOC), 1.02%, 02/07/18		1,000	1,000,000
Los Angeles County Metropolitan Transportation Authority, Series 2018, TECP (Citibank NA LOC), 1.30%, 03/13/18		500	500,000

Security	Par (000)		Value
California (continued)
Los Angeles Department of Water & Power, Series 2001B, Sub-Series B-1, RB, VRDN (Royal Bank of Canada SBPA), 1.05%, 02/07/18(a)	USD	1,500	$1,500,000
Los Angeles Department of Water & Power, Series 2001B-4, RB, VRDN (Citibank NA SBPA), 1.03%, 02/07/18(a)		100	100,000
Metropolitan Water District of Southern California, Series 2016B1, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.79%, 02/01/18(a)		1,935	1,935,000
Mountain View Whisman California School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2225, GO, VRDN (Citibank NA LIQ), 1.18%, 02/07/18(a)(b)(c)		300	300,000
Northern California Power Agency (Hydroelectric Project), Series 2008A, RB, VRDN (Bank of Montreal LOC), 0.98%, 02/07/18(a)		1,275	1,275,000
Oakland Joint Powers Financing Authority (Fruitvale Development Corp., Inc.), Series 2001A, RB, VRDN (Citibank NA LOC), 1.02%, 02/07/18(a)		200	200,000
Palomar County Community College District Tender Option Bond Trust/Certificates Various States, Series 2015-XF0137, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.17%, 02/07/18(a)(b)(c)		1,000	1,000,000
Regents of the University of California (The), Series 2017A, TECP, 1.10%, 03/13/18		1,500	1,500,000
Riverside County Transportation Commission, Series 2009B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.05%, 02/07/18(a)		170	170,000
Riverside County Transportation Commission, Series 2016-XF2297, RB, VRDN (Citibank NA LIQ), 1.17%, 02/07/18(a)(b)(c)		1,075	1,075,000
Sacramento Suburban Water District, Series 2009A, COP, VRDN (Sumitomo Mitsui Banking Corp. LOC), 1.00%, 02/07/18(a)		600	600,000
Sacramento Transportation Authority, Series 2015A, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.10%, 02/07/18(a)		1,280	1,280,000
San Diego Housing Authority (Hillside Garden Apartment), Series 2004C, RB, VRDN (Federal National Mortgage Association LOC), 1.06%, 02/07/18(a)		1,085	1,085,000
San Diego Housing Authority (Park & Market Apartments Obligated Group), Series 2017A, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.01%, 02/07/18(a)		100	100,000
San Rafael Redevelopment Agency (Fairfax Street Apartments), Series 2001A, RB, VRDN (Citibank NA LOC), 1.14%, 02/07/18(a)		300	300,000
Santa Clara Valley Transportation Authority, Series 2008C, RB, VRDN (Sumitomo Mitsui Banking Corp. SBPA), 1.10%, 02/07/18(a)		1,525	1,525,000
Sonoma Valley California Unified School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0151, GO, VRDN (TD Bank NA LIQ), 1.21%, 02/07/18(a)(b)(c)		1,000	1,000,000
State of California, Series 2005A1-2, GO, VRDN (Royal Bank of Canada LOC), 0.97%, 02/07/18(a)		215	215,000
State of California, Series 2005B1, GO, VRDN (Mizuho Bank Ltd. LOC), 0.95%, 02/07/18(a)		200	200,000
State of California, Series 2018A-1, TECP (Wells Fargo Bank NA LOC), 1.43%, 04/05/18		1,000	1,000,000
State of California Department of Water Resources, Series 2, TECP (Wells Fargo Bank NA LIQ), 1.30%, 02/01/18		1,000	1,000,000
State of California Department of Water Resources, Series 2, TECP (Wells Fargo Bank NA LIQ), 1.28%, 02/12/18		1,000	1,000,000
University of California, Series 2013AL-1, RB, VRDN, 1.05%, 02/07/18(a)		500	500,000

1

Schedule of Investments (Unaudited) (continued) January 31, 2018	California Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
California (continued)
University of California, Series 2013AL-4, RB, VRDN, 1.08%, 02/07/18(a)	USD	700	$700,000

Total Municipal Bonds — 95.9% (Cost: $44,024,937)			44,024,937

Closed-End Investment Companies — 3.9%(a)(c)

California — 3.9%
Nuveen California AMT-Free Quality Municipal Income Fund, Series 4, VRDP, (Citibank NA LIQ), 1.24%, 02/07/18		1,800	1,800,000

Total Closed-End Investment Companies — 3.9% (Cost: $1,800,000)			1,800,000

Total Investments — 99.8% (Cost: $45,824,937)(d)			45,824,937

Other Assets Less Liabilities — 0.2%			102,897

Net Assets — 100.0%			$45,927,834

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Cost for U.S. federal income tax purposes.

2

Schedule of Investments (Unaudited) (continued) January 31, 2018	California Money Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$45,824,937	$—	$45,824,937

(a)	See above Schedule of Investments for values in the state.

During the period ended January 31, 2018, there were no transfers between levels.

3

Schedule of Investments (Unaudited) January 31, 2018	Federal Trust Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations — 53.4%
Federal Farm Credit Bank Bonds, 1.10%, 03/14/18	USD	16,688	$16,688,031
Federal Farm Credit Bank Discount Notes(a):
1.32%, 03/15/18		10,000	9,986,467
1.32%, 03/23/18		12,370	12,350,070
1.48%, 05/25/18		30,930	30,809,614
1.56%, 06/06/18		7,695	7,661,601
1.63%, 07/13/18		19,570	19,457,277
Federal Farm Credit Bank Variable Rate Notes(b):
(LIBOR USD 1 Month + 0.02%), 1.58%, 05/17/18		9,530	9,531,950
(LIBOR USD 1 Month + 0.11%), 1.66%, 09/06/18		27,300	27,299,510
(LIBOR USD 1 Month - 0.09%), 1.47%, 05/07/19		45,000	44,997,240
Federal Home Loan Bank Bonds, 1.38%, 03/09/18		25,905	25,911,870
Federal Home Loan Bank Discount Notes(a):
0.66%, 02/02/18		125,000	124,995,555
1.13%, 02/07/18		23,000	22,995,078
1.24%, 02/16/18		100,000	99,944,167
1.26%, 02/21/18		50,000	49,963,306
1.26%, 02/23/18		78,945	78,881,655
1.27%, 02/28/18		237,250	237,021,314
1.31%, 03/02/18		37,705	37,669,022
1.31%, 03/07/18		18,525	18,502,185
1.31%, 03/09/18		50,000	49,933,750
1.32%, 03/13/18		34,350	34,298,857
1.32%, 03/20/18		10,715	10,698,913
1.32%, 03/21/18		25,000	24,960,833
1.32%, 03/23/18		25,700	25,657,952
1.33%, 03/28/18		10,165	10,146,752
1.42%, 04/03/18		37,380	37,293,860
1.48%, 05/18/18		64,000	63,736,178
1.66%, 08/01/18		35,285	34,995,830
Federal Home Loan Bank Variable Rate Notes(b):
(LIBOR USD 3 Month - 0.33%), 1.23%, 03/13/18		21,745	21,745,000
(LIBOR USD 3 Month - 0.26%), 1.44%, 04/09/18		50,000	50,000,000
(LIBOR USD 1 Month - 0.15%), 1.41%, 04/17/18		38,830	38,830,000
(LIBOR USD 1 Month - 0.14%), 1.42%, 04/17/18		35,000	35,000,000
(LIBOR USD 1 Month - 0.14%), 1.42%, 05/18/18		23,860	23,860,000
(LIBOR USD 1 Month - 0.14%), 1.42%, 06/05/18		20,000	20,000,000
(LIBOR USD 3 Month - 0.16%), 1.36%, 06/08/18		15,500	15,500,000
(LIBOR USD 1 Month - 0.14%), 1.42%, 07/05/18		33,195	33,195,000
(LIBOR USD 1 Month - 0.04%), 1.51%, 07/09/18		35,000	35,000,000
(LIBOR USD 1 Month - 0.15%), 1.41%, 07/27/18		20,250	20,250,000
(LIBOR USD 1 Month - 0.15%), 1.41%, 08/15/18		11,720	11,720,000
(LIBOR USD 1 Month - 0.15%), 1.42%, 08/22/18		28,610	28,610,038
(LIBOR USD 1 Month - 0.12%), 1.45%, 10/03/18		26,000	26,000,000
(LIBOR USD 1 Month - 0.11%), 1.45%, 10/24/18		20,000	20,000,000
(LIBOR USD 1 Month - 0.13%), 1.43%, 11/15/18		35,000	35,000,000
(LIBOR USD 1 Month - 0.10%), 1.47%, 12/21/18		24,500	24,500,000
(LIBOR USD 1 Month - 0.09%), 1.47%, 01/25/19		27,080	27,080,000
(LIBOR USD 1 Month - 0.07%), 1.48%, 02/11/19		7,095	7,097,574
(LIBOR USD 3 Month - 0.16%), 1.39%, 06/12/19		10,475	10,471,296
(LIBOR USD 3 Month - 0.16%), 1.46%, 06/20/19		23,805	23,805,000
(LIBOR USD 3 Month - 0.16%), 1.51%, 06/27/19		8,520	8,518,749

Total U.S. Government Sponsored Agency Obligations — 53.4% (Cost: $1,682,571,494)			1,682,571,494

U.S. Treasury Obligations — 48.2%
U.S. Treasury Bills(a):
1.17%, 02/01/18		46,000	46,000,000
1.07%, 02/08/18		138,500	138,465,641
1.13%, 02/15/18		375,000	374,811,146

Security		Par (000)	Value
U.S. Treasury Obligations (continued)
1.37%, 03/01/18	USD	87,000	$86,902,560
1.33%, 03/08/18		150,000	149,811,875
1.32%, 03/22/18		45,900	45,815,346
1.32%, 03/29/18		132,880	132,634,994
1.33%, 04/05/18		225,000	224,445,775
1.43%, 04/26/18		24,000	23,919,920
1.50%, 05/31/18		11,510	11,455,403
1.52%, 06/07/18		27,530	27,390,285
1.53%, 06/14/18		22,800	22,677,862
1.53%, 06/21/18		2,720	2,704,292
1.56%, 06/28/18		25,320	25,161,813
1.61%, 07/12/18		65,000	64,542,156
1.62%, 07/19/18		30,500	30,272,267
1.65%, 08/02/18		65,000	64,466,007
U.S. Treasury Notes:
1.38%, 11/30/18		4,540	4,526,163
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.58%, 01/31/19(b)		40,000	40,000,000

Total U.S. Treasury Obligations — 48.2% (Cost: $1,516,003,505)			1,516,003,505

Total Investments — 101.6% (Cost: $3,198,574,999)(c)			3,198,574,999

Liabilities in Excess of Other Assets — (1.6)%			(50,433,496)

Net Assets — 100.0%			$3,148,141,503

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

1

Schedule of Investments (Unaudited) (continued) January 31, 2018	Federal Trust Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$3,198,574,999	$—	$3,198,574,999

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2018, there were no transfers between levels.

2

Schedule of Investments (Unaudited) January 31, 2018	FedFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations — 26.6%
Federal Farm Credit Bank Variable Rate Notes(a):
(LIBOR USD 1 Month + 0.18%), 1.74%, 04/04/18	USD	158,970	$158,967,872
(LIBOR USD 1 Month + 0.11%), 1.66%, 09/06/18		303,385	303,379,553
(LIBOR USD 1 Month + 0.09%), 1.65%, 10/19/18		150,000	150,000,000
(LIBOR USD 1 Month + 0.06%), 1.61%, 12/12/18		245,000	244,989,040
(Federal Reserve Bank Prime Loan Rate US - 2.86%), 1.64%, 12/14/18		160,000	159,986,074
(Federal Reserve Bank Prime Loan Rate US - 2.90%), 1.60%, 12/27/18		50,000	49,995,324
(LIBOR USD 1 Month + 0.07%), 1.63%, 01/08/19		125,000	125,000,000
(LIBOR USD 1 Month - 0.07%), 1.48%, 01/09/19		150,000	149,974,409
(Federal Reserve Bank Prime Loan Rate US - 2.97%), 1.53%, 03/06/19		50,000	49,994,513
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 1.58%, 03/13/19		85,000	84,971,572
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 1.59%, 03/22/19		100,000	99,977,214
(LIBOR USD 1 Month - 0.09%), 1.47%, 05/07/19		101,000	100,993,806
Federal Home Loan Bank Bonds:
1.38%, 03/09/18		77,600	77,613,683
1.25%, 10/10/18		48,895	48,771,359
Federal Home Loan Bank Discount Notes(b):
0.66%, 02/02/18		157,000	156,994,889
1.13%, 02/07/18		973,000	972,805,700
1.17%, 02/09/18		50,000	49,986,667
1.22%, 02/13/18		100,000	99,956,667
1.22%, 02/14/18		655,000	654,719,789
1.31%, 03/02/18		1,068,045	1,067,030,737
1.31%, 03/07/18		858,130	857,073,165
1.32%, 03/19/18		146,740	146,518,749
1.32%, 03/20/18		311,215	310,747,745
1.43%, 04/20/18		38,845	38,740,636
1.48%, 05/18/18		192,000	191,208,533
Federal Home Loan Bank Variable Rate Notes(a):
(LIBOR USD 3 Month - 0.15%), 1.27%, 02/15/18		100,000	100,000,000
(LIBOR USD 3 Month - 0.20%), 1.29%, 03/02/18		159,500	159,500,000
(LIBOR USD 3 Month - 0.20%), 1.32%, 03/08/18		382,000	382,000,000
(LIBOR USD 3 Month + 0.00%), 1.52%, 03/08/18		53,925	53,925,522
(LIBOR USD 3 Month - 0.17%), 1.42%, 03/15/18		250,000	250,000,000
(LIBOR USD 3 Month - 0.17%), 1.43%, 03/16/18		250,000	250,000,000
(LIBOR USD 3 Month - 0.20%), 1.46%, 03/22/18		247,500	247,500,000
(LIBOR USD 3 Month - 0.22%), 1.46%, 03/26/18		245,000	245,002,433
(LIBOR USD 3 Month - 0.18%), 1.50%, 03/26/18		55,000	55,000,811
(LIBOR USD 3 Month - 0.20%), 1.47%, 03/27/18		250,000	250,000,000

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
(LIBOR USD 3 Month - 0.26%), 1.44%, 04/09/18	USD	200,000	$200,000,000
(LIBOR USD 1 Month - 0.09%), 1.47%, 04/12/18		250,000	249,998,808
(LIBOR USD 1 Month - 0.14%), 1.42%, 04/13/18		555,000	555,000,000
(LIBOR USD 1 Month - 0.15%), 1.41%, 04/17/18		729,570	729,570,000
(LIBOR USD 3 Month - 0.28%), 1.44%, 04/17/18		250,000	250,000,000
(LIBOR USD 3 Month - 0.35%), 1.05%, 05/08/18		75,000	75,000,671
(LIBOR USD 3 Month - 0.35%), 1.05%, 05/09/18		150,000	150,000,000
(LIBOR USD 1 Month - 0.14%), 1.41% - 1.42%, 05/18/18		612,065	612,065,000
(LIBOR USD 1 Month - 0.14%), 1.42%, 05/22/18		420,000	420,000,000
(LIBOR USD 1 Month - 0.16%), 1.40%, 05/25/18		465,000	465,000,000
(LIBOR USD 1 Month - 0.14%), 1.42%, 06/05/18		288,100	288,100,000
(LIBOR USD 1 Month - 0.14%), 1.42%, 06/07/18		500,000	500,000,000
(LIBOR USD 3 Month - 0.16%), 1.36%, 06/08/18		422,500	422,500,000
(LIBOR USD 1 Month - 0.04%), 1.51%, 07/09/18		175,000	175,000,000
(LIBOR USD 1 Month - 0.16%), 1.00% - 1.41%, 07/27/18		1,016,630	1,016,630,000
(LIBOR USD 1 Month - 0.15%), 1.41%, 07/27/18		617,770	617,770,000
(LIBOR USD 1 Month - 0.15%), 1.41%, 08/15/18		395,580	395,580,000
(LIBOR USD 1 Month - 0.15%), 1.42%, 08/22/18		762,075	762,076,005
(LIBOR USD 1 Month - 0.12%), 1.45%, 10/01/18		250,000	250,000,000
(LIBOR USD 1 Month - 0.12%), 1.45%, 10/03/18		110,000	109,998,749
(LIBOR USD 1 Month - 0.11%), 1.45%, 10/19/18		250,000	250,000,000
(LIBOR USD 1 Month - 0.11%), 1.45%, 10/24/18		690,000	690,000,000
(LIBOR USD 1 Month - 0.11%), 1.45%, 10/26/18		500,000	500,000,000
(LIBOR USD 1 Month - 0.10%), 1.47%, 11/02/18		202,500	202,500,000
(LIBOR USD 3 Month - 0.17%), 1.23%, 11/09/18		500,000	500,000,000
(LIBOR USD 1 Month - 0.13%), 1.43%, 11/15/18		1,348,000	1,348,000,000
(LIBOR USD 1 Month - 0.10%), 1.47%, 12/21/18		680,500	680,500,000
(LIBOR USD 1 Month - 0.09%), 1.47%, 01/14/19		175,000	175,000,212
(LIBOR USD 1 Month - 0.13%), 1.43%, 01/28/19		423,275	423,275,000
(LIBOR USD 1 Month - 0.07%), 1.48%, 02/11/19		191,250	191,319,369
(LIBOR USD 1 Month - 0.12%), 1.45%, 02/27/19		500,000	500,000,000

1

Schedule of Investments (Unaudited) (continued) January 31, 2018	FedFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
(LIBOR USD 3 Month - 0.16%), 1.39%, 06/12/19	USD	296,920	$296,815,016
(LIBOR USD 3 Month - 0.16%), 1.46%, 06/20/19		869,395	869,395,000
(LIBOR USD 3 Month - 0.16%), 1.51%, 06/27/19		198,980	198,950,786
(LIBOR USD 1 Month - 0.06%), 1.49%, 09/11/19		221,800	221,800,000
(LIBOR USD 3 Month - 0.14%), 1.47%, 12/19/19		386,860	386,860,000
Federal Home Loan Mortgage Corp. Discount Notes, 1.24%, 02/16/18(b)		283,610	283,481,194
Federal Home Loan Mortgage Corp. Variable Rate Notes, (LIBOR USD 3 Month + 0.02%), 1.54%, 03/08/18(a)		84,000	84,000,000
Federal National Mortgage Association Notes:
0.88%, 02/08/18		86,176	86,175,157
0.88%, 05/21/18		100,000	99,892,571
Federal National Mortgage Association Variable Rate Notes, (LIBOR USD 3 Month - 0.05%), 1.59%, 03/21/18(a)		53,120	53,137,594

Total U.S. Government Sponsored Agency Obligations — 26.6% (Cost: $24,628,717,594)			24,628,717,594

U.S. Treasury Obligations — 26.7%
U.S. Treasury Bills(b):
1.13%, 02/15/18		978,820	978,395,573
1.37%, 03/01/18		514,530	514,083,788
1.33%, 03/08/18		397,700	397,263,403
1.32%, 03/15/18		504,810	504,141,015
1.32%, 03/22/18		37,675	37,605,516
1.32%, 03/29/18		3,999,790	3,991,658,854
1.33%, 04/05/18		3,430,830	3,422,632,244
1.37%, 04/12/18		1,240,000	1,236,895,111
1.43%, 04/26/18		272,865	271,954,540
1.46%, 05/03/18		1,283,350	1,279,262,530
1.46%, 05/10/18		1,693,775	1,687,772,199

Security		Par (000)	Value
U.S. Treasury Obligations (continued)
1.47%, 05/17/18	USD	106,775	$106,354,573
1.50%, 05/31/18		497,910	495,548,178
1.52%, 06/07/18		996,610	991,552,201
1.53%, 06/14/18		211,300	210,164,174
1.53%, 06/21/18		69,745	69,342,223
1.56%, 06/28/18		1,883,120	1,871,355,208
1.59%, 07/05/18		751,000	745,940,138
1.61%, 07/12/18		756,325	750,997,636
1.62%, 07/19/18		1,003,895	996,399,251
1.65%, 08/02/18		900,000	892,606,248
1.72%, 10/11/18		181,250	179,518,156
U.S. Treasury Notes:
0.75%, 02/28/18		200,000	199,976,346
1.00%, 03/15/18		875,700	875,777,004
1.38%, 07/31/18		363,985	363,879,223
1.50%, 08/31/18		110,000	110,067,773
0.88%, 10/15/18		156,375	155,485,548
1.38%, 11/30/18		129,920	129,524,036
1.25% - 1.50%, 12/31/18		627,710	625,536,669
1.13% - 1.50%, 01/31/19		378,640	376,034,163
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.58%, 01/31/19(a)		200,000	200,012,491

Total U.S. Treasury Obligations — 26.7% (Cost: $24,667,736,012)			24,667,736,012

Total Repurchase Agreements — 45.2% (Cost: $41,788,621,250)			41,788,621,250

Total Investments — 98.5% (Cost: $91,085,074,856)(c)			91,085,074,856

Other Assets Less Liabilities — 1.5%			1,351,719,703

Net Assets — 100.0%			$92,436,794,559

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Rates are discount rates or a range of discount rates at the time of purchase.
(c)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	1.34%	01/31/18	02/01/18	$6,600	$6,600	$6,600,246	U.S. Government Sponsored Agency Obligations, 2.80% to 4.00%, due 09/01/25 to 08/01/41	$9,793,985	$6,798,000
Barclays Capital, Inc.	1.35	01/31/18	02/01/18	300,000	300,000	300,011,250	U.S. Treasury Obligations, 1.50%, due 12/31/18 to 01/31/19	306,916,300	306,000,039
BNP Paribas SA	1.30	01/31/18	02/01/18	1,000,000	1,000,000	1,000,036,111	U.S. Treasury Obligation, 2.00%, due 02/15/25	1,055,627,500	1,020,000,072
	1.30	01/30/18	02/06/18	575,000	575,000	575,145,347	U.S. Treasury Obligations, 0.00% to 3.88%, due 05/15/18 to 02/15/45	581,570,656	586,500,000

2

Schedule of Investments (Unaudited) (continued) January 31, 2018	FedFund (Percentages shown are based on Net Assets)

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.32	%(a)	01/02/18	02/01/18	$600,000	$600,000	$600,660,000	U.S. Treasury Obligations, 0.00% to 6.75%, due 03/22/18 to 02/15/44	$589,341,427	$612,000,000
	1.33		01/31/18	02/01/18	61,000	61,000	61,002,254	U.S. Treasury Obligations, 0.00% to 7.50%, due 02/15/18 to 02/15/40	63,188,104	62,220,000
	1.34	(a)	01/11/18	02/07/18	421,200	421,200	421,623,306	U.S. Treasury Obligations, 0.00% to 5.50%, due 11/15/18 to 02/15/45	423,992,298	429,624,000
	1.35		01/31/18	02/01/18	57,000	57,000	57,002,137	U.S. Government Sponsored Agency Obligations, 0.37% to 4.64%, due 03/25/25 to 11/20/47	89,320,448	58,889,414
	1.35	(a)	01/03/18	02/02/18	1,200,000	1,200,000	1,201,350,000	U.S. Treasury Obligations, 0.00% to 9.13%, due 03/31/18 to 11/15/44	972,589,600	1,224,000,021
	1.35	(a)	01/11/18	02/07/18	250,000	250,000	250,253,125	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 8.75%, due 07/15/18 to 08/25/54	1,541,307,705	259,867,810
	1.36		01/31/18	02/01/18	500,000	500,000	500,018,889	U.S. Treasury Obligation, 2.25%, due 11/15/24	520,408,200	510,000,036
	1.36		01/31/18	02/01/18	500,000	500,000	500,018,889	U.S. Treasury Obligation, 1.63%, due 05/15/26	552,097,500	510,000,066
	1.49	(a)	01/31/18	02/07/18	600,000	600,000	600,173,833	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligation, 0.00% to 7.00%, due 10/15/18 to 11/25/57	8,993,049,282	637,021,038
	1.73	(a)	01/31/18	03/07/18	100,000	100,000	100,168,165	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 7.00%, due 03/31/18 to 12/15/47	1,203,938,610	104,705,563

Total BNP Paribas SA						$5,864,200				$6,014,828,020
Citibank NA	1.33		01/31/18	02/01/18	150,000	150,000	150,005,542	U.S. Treasury Obligations, 0.75% to 6.50%, due 05/31/18 to 02/15/41	149,791,500	153,000,079
Citigroup Global Markets, Inc.	1.30		01/30/18	02/06/18	126,000	126,000	126,031,850	U.S. Treasury Obligations, 2.63% to 4.38%, due 11/15/20 to 11/15/43	115,869,000	128,520,098
	1.33	(b)	01/31/18	02/01/18	75,000	75,000	75,002,771	U.S. Treasury Obligations, 0.00% to 9.00%, due 02/01/18 to 05/15/47	74,392,560	76,500,002
	1.35		01/31/18	02/01/18	2,000	2,000	2,000,075	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligation, 2.13% to 3.50%, due 06/30/21 to 02/01/48	2,051,438	2,040,121
	1.50	(a)	01/31/18	01/31/18	500,000	500,000	500,000,000	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 29.94%, due 04/30/19 to 12/25/56	10,759,311,312	534,984,961

Total Citigroup Global Markets, Inc.						$703,000				$742,045,182
Credit Agricole Corporate and Investment Bank SA	1.32		01/26/18	02/02/18	50,000	50,000	50,012,833	U.S. Treasury Obligations, 0.88% to 2.00%, due 10/15/18 to 10/31/21	51,293,100	51,000,037
	1.33		01/31/18	02/01/18	150,000	150,000	150,005,542	U.S. Treasury Obligation, 2.25%, due 08/15/27	157,652,500	153,000,038

3

Schedule of Investments (Unaudited) (continued) January 31, 2018	FedFund (Percentages shown are based on Net Assets)

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.33	%(b)	01/31/18	02/01/18	$1,315,000	$1,315,000	$1,315,048,582	U.S. Treasury Obligations, 1.13% to 2.50%, due 06/30/21 to 05/31/24	$1,376,548,474	$1,341,300,058
	1.34		01/31/18	02/07/18	200,000	200,000	200,052,111	U.S. Treasury Obligations, 0.13% to 3.00%, due 04/15/21 to 11/15/45	200,181,000	204,000,099
	1.35		01/31/18	02/01/18	35,000	35,000	35,001,313	U.S. Treasury Obligation, 1.50%, due 05/31/20	36,175,600	35,700,070

Total Credit Agricole Corporate and Investment Bank SA						$1,750,000				$1,785,000,302
Credit Suisse AG	1.35		01/31/18	02/01/18	50,000	50,000	50,001,875	U.S. Treasury Obligations, 0.00%, due 03/22/18 to 01/03/19	51,440,000	51,002,413
	1.64	(a)	01/31/18	03/07/18	1,000,000	1,000,000	1,001,597,799	U.S. Government Sponsored Agency Obligations, 0.00% to 39.87%, due 04/15/21 to 12/25/47	14,827,497,575	1,100,878,638

Total Credit Suisse AG						$1,050,000				$1,151,881,051
Deutsche Bank AG	1.35		01/31/18	02/01/18	1,721,500	1,721,500	1,721,564,556	U.S. Treasury Obligations, 0.13% to 6.13%, due 04/15/18 to 11/15/46	1,703,528,000	1,755,930,099
	1.35		01/31/18	02/01/18	1,000,000	1,000,000	1,000,037,500	U.S. Treasury Obligations, 0.63% to 9.13%, due 02/15/18 to 05/15/46	935,766,100	1,020,000,005

Total Deutsche Bank AG						$2,721,500				$2,775,930,104
Federal Reserve Bank of New York	1.25		01/31/18	02/01/18	2,300,000	2,300,000	2,300,079,861	U.S. Treasury Obligations, 1.63% to 2.00%, due 05/31/23 to 05/31/24	2,403,460,100	2,300,079,954
Goldman Sachs & Co. LLC	0.70		01/31/18	02/01/18	500,000	500,000	500,009,722	U.S. Treasury Obligations, 0.00%, due 02/15/18 to 11/15/46	689,442,825	510,000,000
	1.31		01/31/18	02/01/18	2,057,000	2,057,000	2,057,074,852	U.S. Government Sponsored Agency Obligation and U.S. Treasury Obligation, 0.00% to 6.00%, due 04/27/18 to 09/20/67	3,068,520,974	2,098,175,338
	1.31		01/31/18	02/01/18	25,000	25,000	25,000,910	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 3.63%, due 06/11/21 to 05/20/36	27,731,500	25,500,060
	1.70	(a)	01/31/18	03/07/18	1,114,500	1,114,500	1,116,342,020	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 1.38% to 6.50%, due 07/31/20 to 10/15/52	1,303,996,284	1,136,816,789

Total Goldman Sachs & Co. LLC						$3,696,500				$3,770,492,187
HSBC Securities USA, Inc.	1.28		01/31/18	02/01/18	50,000	50,000	50,001,778	U.S. Treasury Obligation, 2.38%, due 05/15/27	52,230,000	51,002,687
	1.30		01/30/18	02/06/18	446,000	446,000	446,112,739	U.S. Treasury Obligations, 2.00%, due 01/15/21 to 11/30/22	462,553,300	454,920,726
	1.32		01/31/18	02/07/18	910,000	910,000	910,233,567	U.S. Treasury Obligations, 1.63% to 3.00%, due 05/31/23 to 05/15/47	952,371,500	928,200,574
	1.34	(c)	01/31/18	02/01/18	335,000	335,000	335,012,469	U.S. Treasury Obligations, 2.00% to 2.38%, due 11/30/22 to 05/15/27	348,604,400	341,704,521
	1.35	(c)	01/31/18	02/01/18	380,000	380,000	380,014,250	U.S. Government Sponsored Agency Obligation, 4.00%, due 10/01/47	381,450,000	391,403,495

4

Schedule of Investments (Unaudited) (continued) January 31, 2018	FedFund (Percentages shown are based on Net Assets)

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.35%		01/31/18	02/01/18	70,000	70,000	70,002,625	U.S. Government Sponsored Agency Obligations, 3.00% to 5.00%, due 04/01/25 to 10/01/47	87,027,844	72,101,381

Total HSBC Securities USA, Inc.						$2,191,000				$2,239,333,384
J.P. Morgan Securities LLC	1.37		01/31/18	02/01/18	500,000	500,000	500,019,028	U.S. Treasury Obligations, 1.00% to 3.38%, due 02/15/18 to 02/15/45	523,278,700	510,001,441
	1.37		01/31/18	02/01/18	49,000	49,000	49,001,865	U.S. Treasury Obligations, 0.00%, due 02/15/18 to 08/15/47	91,983,400	49,980,304
	1.39		01/31/18	02/01/18	500,000	500,000	500,019,306	U.S. Government Sponsored Agency Obligations, 2.50% to 5.50%, due 11/01/23 to 01/01/48	770,731,226	515,001,290
	1.39		01/31/18	02/01/18	300,000	300,000	300,011,583	U.S. Government Sponsored Agency Obligations, 2.50% to 4.00%, due 05/01/26 to 02/01/48	420,332,190	309,000,869
	1.46	(c)	01/31/18	02/01/18	350,000	350,000	350,014,194	U.S. Government Sponsored Agency Obligations, 2.50% to 7.00%, due 11/15/27 to 06/15/58	460,420,164	357,000,055
	1.58	(a)	01/31/18	02/07/18	1,000,000	1,000,000	1,000,307,164	U.S. Government Sponsored Agency Obligations, 1.75% to 1007.00%, due 07/25/19 to 01/15/53	4,532,064,186	1,071,920,873

Total J.P. Morgan Securities LLC						$2,699,000				$2,812,904,832
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.35		01/31/18	02/01/18	3,000	3,000	3,000,112	U.S. Treasury Obligation, 2.50%, due 01/31/25	3,090,500	3,060,078
	1.35		01/31/18	02/01/18	95,000	95,000	95,003,563	U.S. Treasury Obligations, 0.00% to 2.25%, due 10/11/18 to 08/15/27	98,732,700	96,900,072
	1.35		01/31/18	02/01/18	450,000	450,000	450,016,875	U.S. Treasury Obligations, 0.13% to 3.63%, due 10/15/20 to 11/15/45	439,026,615	459,000,009
	1.36		01/31/18	02/01/18	6,000	6,000	6,000,227	U.S. Government Sponsored Agency Obligation, 3.00%, due 09/25/43	6,793,761	6,420,001
	1.43		01/31/18	02/07/18	430,500	430,500	430,619,703	U.S. Government Sponsored Agency Obligations, 3.29% to 4.00%, due 06/01/46 to 11/01/47	442,629,488	443,415,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$984,500				$1,008,795,161
Mizuho Securities USA LLC	1.36	(a)	01/12/18	02/07/18	600,000	600,000	600,589,333	U.S. Government Sponsored Agency Obligations, 4.00% to 4.50%, due 12/01/37 to 02/01/48	588,225,621	613,145,105
	1.37		01/31/18	02/01/18	10,000	10,000	10,000,381	U.S. Government Sponsored Agency Obligations, 4.00%, due 05/01/47 to 11/20/47	9,853,223	10,223,394
	1.70	(a)	01/31/18	03/07/18	750,000	750,000	751,242,100	U.S. Government Sponsored Agency Obligations, 0.52% to 20.15%, due 07/15/25 to 10/25/57	11,289,054,467	784,199,905

Total Mizuho Securities USA LLC						$1,360,000				$1,407,568,404
MUFG Securities Americas, Inc.	1.31	(a)	01/31/18	02/07/18	500,000	500,000	500,127,361	U.S. Treasury Obligations, 0.00% to 7.63%, due 02/28/19 to 11/15/46	563,292,497	510,000,108
	1.32		01/31/18	02/01/18	75,000	75,000	75,002,750	U.S. Treasury Obligations, 0.00% to 6.63%, due 01/15/20 to 08/15/47	70,708,127	76,500,000

5

Schedule of Investments (Unaudited) (continued) January 31, 2018	FedFund (Percentages shown are based on Net Assets)

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.35%		01/31/18	02/01/18	$1,134,000	$1,134,000	$1,134,042,525	U.S. Government Sponsored Agency Obligations, 1.71% to 7.50%, due 02/01/18 to 09/20/62	$4,881,974,981	$1,169,531,038

Total MUFG Securities Americas, Inc.						$1,709,000				$1,756,031,146
National Australia Bank Ltd.	1.36		01/31/18	02/01/18	241,075	241,075	241,084,107	U.S. Treasury Obligation, 1.88%, due 03/31/22	250,000,000	245,897,500
	1.36		01/31/18	02/01/18	275,660	275,660	275,670,414	U.S. Treasury Obligation, 3.75%, due 11/15/18	275,000,000	281,173,750

Total National Australia Bank Ltd.						$516,735				$527,071,250
Natixis SA	1.32	(c)	01/31/18	02/01/18	190,000	190,000	190,006,967	U.S. Treasury Obligations, 0.00% to 8.50%, due 06/21/18 to 02/15/46	177,919,100	193,800,074
	1.33	(c)	01/31/18	02/01/18	650,000	650,000	650,024,014	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 8.50%, due 04/26/18 to 08/01/47	1,387,735,118	668,085,199
	1.57	(a)	01/31/18	02/07/18	1,000,000	1,000,000	1,000,305,948	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 29.99%, due 01/25/19 to 12/20/67	15,900,318,228	1,053,069,101

Total Natixis SA						$1,840,000				$1,914,954,374
Nomura Securities International, Inc.	1.34		01/31/18	02/01/18	500,000	500,000	500,018,611	U.S. Treasury Obligations, 0.00% to 3.88%, due 02/15/18 to 11/15/47	628,716,431	510,000,003
	1.36		01/31/18	02/01/18	1,240,000	1,240,000	1,240,046,844	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.13% to 9.50%, due 05/15/18 to 12/20/67	2,157,353,672	1,268,998,224

Total Nomura Securities International, Inc.						$1,740,000				$1,778,998,227
Prudential Insurance Co. of America	1.37		01/31/18	02/01/18	47,563	47,563	47,564,310	U.S. Treasury Obligation, 2.75%, due 11/15/42	50,000,000	48,514,000
	1.37		01/31/18	02/01/18	114,219	114,219	114,223,097	U.S. Treasury Obligation, 0.00%, due 05/15/39	215,000,000	116,504,200
	1.37		01/31/18	02/01/18	309,075	309,075	309,086,762	U.S. Treasury Obligation, 2.88%, due 08/15/45	317,000,000	315,256,500

Total Prudential Insurance Co. of America						$470,857				$480,274,700
RBC Capital Markets LLC	1.33		01/31/18	02/01/18	59,500	59,500	59,502,198	U.S. Government Sponsored Agency Obligations, 2.50% to 6.50%, due 11/01/18 to 02/01/48	518,292,103	62,454,932
	1.70	(a)	01/31/18	03/07/18	825,000	825,000	826,366,310	U.S. Government Sponsored Agency Obligations, 0.00% to 8.86%, due 03/25/19 to 02/01/48	17,006,862,516	863,881,923

Total RBC Capital Markets LLC						$884,500				$926,336,855
Societe Generale SA	1.31		01/29/18	02/05/18	500,000	500,000	500,127,361	U.S. Government Sponsored Agency Obligations, 2.50% to 7.50%, due 08/01/18 to 02/01/48	828,142,093	514,708,449
	1.32		01/30/18	02/06/18	1,500,000	1,500,000	1,500,385,000	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.00%, due 07/05/18 to 12/20/67	3,543,101,381	1,538,636,335

6

Schedule of Investments (Unaudited) (continued) January 31, 2018	FedFund (Percentages shown are based on Net Assets)

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.32	%(a)	01/31/18	02/07/18	$300,000	$300,000	$300,077,000	U.S. Treasury Obligations, 0.00% to 3.50%, due 07/05/18 to 05/15/44	$300,038,600	$306,000,096
	1.34	(a)	01/31/18	02/07/18	1,216,000	1,216,000	1,216,316,835	U.S. Treasury Obligations, 0.00% to 9.00%, due 02/01/18 to 02/15/46	1,297,278,848	1,240,320,000
	1.37	(a)	01/05/18	02/07/18	1,030,230	1,030,230	1,031,523,797	U.S. Treasury Obligations, 0.00% to 3.63%, due 06/15/18 to 05/15/44	1,100,673,700	1,050,834,616

Total Societe Generale SA						$4,546,230				$4,650,499,496
TD Securities USA LLC	1.33		01/31/18	02/01/18	15,000	15,000	15,000,554	U.S. Treasury Obligation, 2.00%, due 05/31/24	15,822,200	15,300,073
	1.35		01/31/18	02/01/18	98,000	98,000	98,003,675	U.S. Government Sponsored Agency Obligation, 4.00%, due 09/01/47	99,768,156	100,940,000

Total TD Securities USA LLC						$113,000				$116,240,073
Wells Fargo Securities LLC	1.33		01/26/18	02/02/18	517,000	517,000	517,133,702	U.S. Government Sponsored Agency Obligations, 3.50%, due 01/01/48 to 02/01/48	525,654,551	532,510,000
	1.35		01/31/18	02/01/18	200,000	200,000	200,007,500	U.S. Treasury Obligation, 0.38%, due 07/15/27	206,575,500	204,000,019
	1.35	(b)	01/31/18	02/01/18	625,000	625,000	625,023,438	U.S. Treasury Obligations, 0.00% to 9.13%, due 02/01/18 to 02/15/47	617,266,790	637,500,039
	1.36		01/31/18	02/01/18	1,750,000	1,750,000	1,750,066,111	U.S. Government Sponsored Agency Obligations, 0.00% to 4.50%, due 08/01/32 to 02/01/48	1,765,719,051	1,802,500,001
	1.36	(c)	01/31/18	02/01/18	450,000	450,000	450,017,000	U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 10/01/32 to 10/01/47	451,980,039	463,500,001
	1.37		01/31/18	02/07/18	650,000	650,000	650,173,153	U.S. Government Sponsored Agency Obligations, 3.13% to 4.00%, due 11/01/27 to 02/01/48	659,154,256	669,500,000

Total Wells Fargo Securities LLC						$4,192,000				$4,309,510,060
Total						$41,788,621				$42,934,572,880

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

7

Schedule of Investments (Unaudited) (continued) January 31, 2018	FedFund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$91,085,074,856	$—	$91,085,074,856

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2018, there were no transfers between levels.

8

Schedule of Investments (Unaudited) January 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds — 97.3%

Alabama — 1.0%(a)(b)
Alabama Federal Aid Highway Finance Authority Special Obligation Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2373, RB, VRDN (Citibank NA LIQ), 1.19%, 02/07/18(c)	USD	5,000	$5,000,000
Mobile Downtown Redevelopment Authority (Austal LLC), Series 2011A, RB, VRDN (Bank of America NA LOC), 1.16%, 02/07/18		38,895	38,895,000

			43,895,000
Alaska — 0.7%(a)
Alaska Housing Finance Corp., Series 2007B, RB, VRDN (Federal Home Loan Bank SBPA), 1.12%, 02/07/18		18,315	18,315,000
Alaska Housing Finance Corp., Series 2009A, RB, VRDN, 1.12%, 02/07/18		1,400	1,400,000
Alaska Housing Finance Corp., Series 2009B, RB, VRDN (Wells Fargo Bank NA SBPA), 1.12%, 02/07/18		5,500	5,500,000
City of Valdez (Exxon Mobil Corp.), Series 1993-B, RB, VRDN, 0.94%, 02/01/18		8,955	8,955,000

			34,170,000
Arizona — 0.0%
Arizona State University, Series 2008A, RB, VRDN, 1.10%, 02/07/18(a)		100	100,000

			100,000
California — 11.7%
Bay Area Toll Authority, Series 2007C-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.03%, 02/07/18(a)		6,500	6,500,000
Bay Area Toll Authority, Series 2007G-1, RB, VRDN (Bank of America NA LOC), 1.03%, 02/07/18(a)		785	785,000
Bay Area Toll Authority, Series 2008E-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.05%, 02/07/18(a)		400	400,000
Bay Area Toll Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XG0019, RB, VRDN (Bank of America NA LIQ), 1.18%, 02/07/18(a)(b)(c)		5,050	5,050,000
California Educational Facilities Authority (California Institute of Technology), Series 2006A, RB, VRDN, 1.04%, 02/07/18(a)		13,650	13,650,000
California Educational Facilities Authority (California Institute of Technology), Series 2006B, RB, VRDN, 1.06%, 02/07/18(a)		5,430	5,430,000
California Health Facilities Financing Authority (Catholic Healthcare West), Series 2011C, RB, VRDN (Bank of Montreal LOC), 0.98%, 02/07/18(a)		2,450	2,450,000
California Health Facilities Financing Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0152, RB, VRDN (Bank of America NA LIQ), 1.21%, 02/07/18(a)(b)(c)		1,500	1,500,000
California Pollution Control Financing Authority (Pacific Gas & Electric Co.), Series 1996C, RB, VRDN (Mizuho Bank Ltd. LOC), 0.92%, 02/01/18(a)		7,600	7,600,000
Chaffey California Joint Union High School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0548, GO, VRDN (Royal Bank of Canada LIQ), 1.19%, 02/07/18(a)(b)(c)		2,500	2,500,000
City & County of San Francisco (1601 Mariposa Apartments), Series 2017B-2, RB, VRDN (Bank of America NA LOC), 1.01%, 02/07/18(a)		5,300	5,300,000

Security		Par (000)	Value
California (continued)
City of Richmond Wastewater, Series 2008A, RB, VRDN (Barclays Bank plc LOC), 1.05%, 02/07/18(a)	USD	2,400	$2,400,000
Fontana California Unified School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0111, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.23%, 02/07/18(a)(b)(c)		5,500	5,500,000
Hartnell Community College District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0587, GO, VRDN (Toronto-Dominion Bank LIQ), 1.19%, 02/07/18(a)(b)(c)		1,000	1,000,000
Imperial Irrigation District Electric Revenue Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XM0488, RB, VRDN (Royal Bank of Canada LIQ), 1.21%, 02/07/18(a)(b)(c)		6,200	6,200,000
Los Angeles Community Redevelopment Agency (Promenade Towers Ltd.), Series 2000, RB, VRDN (Federal Home Loan Mortgage Corp. LIQ), 1.08%, 02/07/18(a)		10,870	10,870,000
Los Angeles County Capital Asset Leasing Corporation Lease, Series 2018B, TECP (US Bank NA LOC), 1.30%, 03/08/18		4,000	4,000,508
Los Angeles County Housing Authority (Lincoln Malibu Meadows II LP), Series 1998C, RB, VRDN (Federal National Mortgage Association LIQ), 1.05%, 02/07/18(a)		100	100,000
Los Angeles County Metropolitan Transportation Authority, Series 2017, TECP (Citibank NA LOC), 1.02%, 02/07/18		2,000	1,999,995
Los Angeles County Metropolitan Transportation Authority, Series 2018, TECP (Citibank NA LOC), 1.30%, 03/13/18		2,500	2,500,222
Los Angeles Department of Water & Power, Series 2001 B-3, RB, VRDN (Royal Bank of Canada SBPA), 1.02%, 02/07/18(a)		4,700	4,700,000
Los Angeles Department of Water & Power, Series 2001B, Sub-Series B-1, RB, VRDN (Royal Bank of Canada SBPA), 1.05%, 02/07/18(a)		16,050	16,050,000
Los Angeles Department of Water & Power, Series 2001B-4, RB, VRDN (Citibank NA SBPA), 1.03%, 02/07/18(a)		10,965	10,965,000
Los Angeles Department of Water & Power, Series 2001B-7, RB, VRDN (TD Bank NA SBPA), 1.03%, 02/07/18(a)		50,000	50,000,000
Metropolitan Water District of Southern California (FRN), Series 2017D, RB, VRDN, 1.21%, 07/18/18(a)		11,000	11,000,000
Metropolitan Water District of Southern California (FRN), Series 2017E, RB, VRDN, 1.21%, 07/18/18(a)		10,000	9,999,543
Mountain View Whisman California School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2225, GO, VRDN (Citibank NA LIQ), 1.18%, 02/07/18(a)(b)(c)		4,500	4,500,000
Palomar County Community College District Tender Option Bond Trust/Certificates Various States, Series 2015-XF0137, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.17%, 02/07/18(a)(b)(c)		6,500	6,500,000
Regents of the University of California (The), Series 2017A, TECP, 1.06%, 02/05/18		34,000	34,001,999
Regents of the University of California (The), Series 2017A, TECP, 1.10%, 03/05/18		21,000	20,997,684

1

Schedule of Investments (Unaudited) (continued) January 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
California (continued)
Riverside County Asset Leasing Corp. (Southwest Justice Center Refunding), Series 2008A, RB, VRDN (Wells Fargo Bank NA LOC), 1.04%, 02/07/18(a)	USD	29,600	$29,600,000
Riverside County Transportation Commission, Series 2009B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.05%, 02/07/18(a)		2,720	2,720,000
Riverside County Transportation Commission, Series 2009C, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.05%, 02/07/18(a)		21,530	21,530,000
Sacramento Transportation Authority, Series 2015A, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.10%, 02/07/18(a)		3,000	3,000,000
San Diego County Regional Transportation Commission, Series 2008A, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.05%, 02/07/18(a)		21,650	21,650,000
San Diego County Regional Transportation Commission, Series 2008C, RB, VRDN (Bank of America NA SBPA), 1.10%, 02/07/18(a)		400	400,000
San Francisco California Bay Area Rapid Transit District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF2449, GO, VRDN (Citibank NA LIQ), 1.17%, 02/07/18(a)(b)(c)		200	200,000
State of California, Series 2005A, Sub-Series A-2-1, GO, VRDN (Sumitomo Mitsui Banking Corp. LOC), 1.00%, 02/07/18(a)		8,000	8,000,000
State of California, Series 2005A1-2, GO, VRDN (Royal Bank of Canada LOC), 0.97%, 02/07/18(a)		12,200	12,200,000
State of California, Series 2005A2-2, GO, VRDN (Royal Bank of Canada LOC), 0.97%, 02/07/18(a)		11,050	11,050,000
State of California, Series 2005B1, GO, VRDN (Mizuho Bank Ltd. LOC), 0.95%, 02/07/18(a)		21,805	21,805,000
State of California, Series 2017A-1, TECP (Wells Fargo Bank NA LOC), 1.50%, 03/21/18		10,000	10,001,041
State of California, Series 2017A-2, TECP (Royal Bank of Canada LOC), 1.10%, 03/07/18		10,000	9,998,448
State of California, Series 2018A-1, TECP (Wells Fargo Bank NA LOC), 1.28%, 03/08/18		5,000	5,000,635
State of California, Series 2018A-1, TECP (Wells Fargo Bank NA LOC), 1.20%, 03/22/18		4,000	3,999,999
State of California, Series 2018A-1, TECP (Wells Fargo Bank NA LOC), 1.27%, 04/25/18		4,500	4,500,204
State of California, Series 2018A-4, TECP, 1.27%, 02/15/18		5,000	5,000,677
State of California Department of Water Resources, Series 2, TECP (Wells Fargo Bank NA LOC), 1.30%, 02/01/18		9,030	9,030,178
State of California Department of Water Resources, Series 2, TECP (Wells Fargo Bank NA LOC), 1.30%, 02/02/18		9,600	9,600,378
State of California Department of Water Resources, Series 2, TECP (Wells Fargo Bank NA LOC), 1.28%, 02/12/18		14,833	14,834,605
University of California, Series 2013AL-1, RB, VRDN, 1.05%, 02/07/18(a)		15,400	15,400,000
University of California, Series 2013AL-4, RB, VRDN, 1.08%, 02/07/18(a)		34,995	34,995,000

			508,966,116
Colorado — 1.8%
City of Colorado Springs Utilities System, Series 2006A, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.17%, 02/07/18(a)		5,315	5,315,000
City of Colorado Springs Utilities System, Series 2009C, RB, VRDN (Sumitomo Mitsui Banking Corp. SBPA), 1.15%, 02/07/18(a)		16,530	16,530,000
City of Colorado Springs Utilities System, Series 2010C, RB, VRDN (Barclays Bank plc SBPA), 1.15%, 02/07/18(a)		22,500	22,500,000

Security		Par (000)	Value
Colorado (continued)
Colorado Housing & Finance Authority, Series 2013B, RB, VRDN (Royal Bank of Canada SBPA), 1.09%, 02/07/18(a)	USD	8,550	$8,550,000
RBC Municipal Products, Inc. Trust, Series 2017E-112, RB, VRDN (Royal Bank of Canada LOC), 1.21%, 02/07/18(a)(b)(c)		20,000	20,000,000
Sheridan Redevelopment Agency (South Santa Fe Drive Corridor Redevelopment Project), Series 2011A-1, VRDN (JP Morgan Chase Bank NA LOC), 1.22%, 02/07/18(a)		3,515	3,515,000
State of Colorado, Series 2017A, RB, TAN, 3.00%, 06/27/18		1,115	1,122,783

			77,532,783
Connecticut — 0.8%
Connecticut Housing Finance Authority, Series 2015C, Sub-Series C-3, RB, VRDN (Royal Bank of Canada SBPA), 1.15%, 02/07/18(a)		11,500	11,500,000
Connecticut Housing Finance Authority, Series 2017F, Sub-Series F-3, RB, VRDN (Barclays Bank plc SBPA), 1.15%, 02/07/18(a)		8,875	8,875,000
Town of Manchester, Series 2017, GO, 2.00%, 02/21/18		817	817,353
Town of South Windsor, Series 2017, GO, BAN, 2.00%, 02/15/18		11,500	11,503,154

			32,695,507
Delaware — 0.0%
Delaware State Economic Development Authority (Kentmere Nursing Care Center Project), Series 1997, RB, VRDN (M&T Bank Corp. LOC), 1.21%, 02/07/18(a)		955	955,000

			955,000
District of Columbia — 0.8%
District of Columbia (AARP Foundation Issue), Series 2004, RB, VRDN (Bank of America NA LOC), 1.15%, 02/07/18(a)		5,110	5,110,000
District of Columbia Water and Sewer Authority Public Utility Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XM0248, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.24%, 02/07/18(a)(b)(c)		6,675	6,675,000
Metropolitan Washington Airports Authority, Series 2017-1, TECP (JP Morgan Chase Bank NA LOC), 0.90%, 02/05/18		2,000	1,999,988
Metropolitan Washington Airports Authority, Series 2017-1, TECP (JP Morgan Chase Bank NA LOC), 1.00%, 02/21/18		8,000	7,998,971
Metropolitan Washington Airports Authority, Series 2017-1, TECP (JP Morgan Chase Bank NA LOC), 1.11%, 02/22/18		8,000	7,999,411
Metropolitan Washington Airports Authority, Series 2017-1, TECP (JP Morgan Chase Bank NA LOC), 1.03%, 03/21/18		1,000	999,660

			30,783,030
Florida — 3.8%
Cape Coral Water & Sewer Revenue Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1071, RB, VRDN (Barclays Bank plc LOC), 1.20%, 02/07/18(a)(b)(c)		9,480	9,480,000
County of Hillsborough, Series 2017A, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.06%, 02/08/18		4,500	4,499,998

2

Schedule of Investments (Unaudited) (continued) January 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Florida (continued)
Escambia County Health Facilities Authority (Azalea Trace, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 1.06%, 02/01/18(a)	USD	4,265	$4,265,000
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group), Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.17%, 02/07/18(a)		9,695	9,695,000
Orlando Utilities Commission, Series 2008-2, RB, VRDN (TD Bank NA SBPA), 1.11%, 02/07/18(a)		54,250	54,250,000
Orlando Utilities Commission, Series 2015B, RB, VRDN (TD Bank NA SBPA), 1.04%, 02/07/18(a)		69,545	69,545,000
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority), Series 2007-145, RB, VRDN (Citibank NA LIQ), 1.20%, 02/07/18(a)(b)(c)		14,100	14,100,000
Pinellas County Housing Finance Authority (Bayside Court), Series 2011, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 1.15%, 02/07/18(a)		5,895	5,895,000

			171,729,998
Georgia — 3.0%
City of Atlanta GA Water & Wastewater Revenue, Series 2018A-2, RAN, TECP (Wells Fargo Bank NA LOC), 1.20%, 04/02/18		18,835	18,835,000
Gainesville & Hall County Development Authority (Lanier Village Estates, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 1.06%, 02/01/18(a)		2,000	2,000,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group), Series 2008B, RB, VRDN (TD Bank NA LOC), 1.12%, 02/07/18(a)		10,900	10,900,000
Municipal Electric Authority of Georgia, Series 2008B, Sub-Series B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.12%, 02/07/18(a)		91,660	91,660,000
RBC Municipal Products, Inc. Trust, Series 2017E-105, RB, VRDN (Royal Bank of Canada LOC), 1.22%, 02/07/18(a)(b)(c)		2,075	2,075,000
RBC Municipal Products, Inc. Trust, Series 2017E-106, RB, VRDN (Royal Bank of Canada LOC), 1.22%, 02/07/18(a)(b)(c)		5,000	5,000,000
RBC Municipal Products, Inc. Trust, Series 2017E-107, RB, VRDN (Royal Bank of Canada LOC), 1.22%, 02/07/18(a)(b)(c)		5,000	5,000,000

			135,470,000
Hawaii — 0.0%
Hawaii State Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF0518, GO, VRDN (Royal Bank of Canada LIQ), 1.20%, 02/07/18(a)(b)(c)		1,900	1,900,000

			1,900,000
Idaho — 0.2%
Idaho Housing & Finance Association (Traditions at Boise Apartments Project), Series 2011A, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 1.08%, 02/07/18(a)		7,220	7,220,000

			7,220,000
Illinois — 4.5%
Chicago O’Hare International Airport, Series 2005C, RB, VRDN (Bank of America NA LOC), 1.11%, 02/07/18(a)		41,340	41,340,000
Chicago O’Hare International Airport, Series 2009A-2, TECP (Bank of America NA LOC), 1.23%, 03/14/18		3,607	3,606,494

Security		Par (000)	Value
Illinois (continued)
City of Chicago, Series 2009B-2, RAN, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.20%, 03/14/18	USD	3,500	$3,499,469
Illinois Finance Authority (Advocate Health Care Network Obligated Group), Series 2008C, Sub-Series C-2B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.10%, 02/07/18(a)		4,155	4,155,000
Illinois Finance Authority (Center on Deafness Project), Series 2008, RB, VRDN (Bank of Montreal LOC), 1.14%, 02/07/18(a)		1,500	1,500,000
Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series 2007A-1, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.98%, 08/15/42(a)		26,175	26,175,000
Illinois Finance Authority (Northwestern Memorial Hospital), Series 2007A3, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.98%, 02/01/18(a)		49,675	49,675,000
Illinois Finance Authority (OSF Healthcare System Obligated Group), Series 2009D, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.08%, 02/07/18(a)		8,500	8,500,000
Illinois Finance Authority (YMCA of Metropolitan Chicago Project), Series 2004, RB, VRDN (BMO Harris Bank NA LOC), 1.07%, 02/07/18(a)		9,025	9,025,000
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.20%, 02/07/18(a)(b)(c)		27,605	27,605,000
Illinois State Toll Highway Authority, Series 2007A-1A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.15%, 02/07/18(a)		15,000	15,000,000
Illinois State Toll Highway Authority, Series 2007A-2D, RB, VRDN (Bank of America NA LOC), 1.15%, 02/07/18(a)		9,000	9,000,000
Illinois Toll Highway Authority Toll Highway Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2202, RB, VRDN (Citibank NA LIQ), 1.19%, 02/07/18(a)(b)(c)		1,140	1,140,000

			200,220,963
Indiana — 0.8%(a)
City of Indianapolis (Farh-Fox Lake Affordable Housing, Inc.), Series 2007, RB, VRDN (Federal National Mortgage Association LOC), 1.16%, 02/07/18		11,575	11,575,000
City of Rockport (AEP Generating Co. Project), Series 1995A, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.10%, 02/07/18		7,600	7,600,000
Indiana Finance Authority, Series 2008A-2, RB, VRDN (BMO Harris Bank NA SBPA), 1.17%, 02/07/18		9,700	9,700,000
Indianapolis Local Public Improvement Bond Bank, Series 2016-XG0024, RB, VRDN (Citibank NA LIQ), 1.25%, 02/07/18(b)(c)		2,930	2,930,000

			31,805,000
Iowa — 3.4%(a)
Iowa Finance Authority (CJ Bio America, lnc.), Series 2012, RB, VRDN (Korea Development Bank LOC), 1.28%, 02/07/18(b)		80,940	80,940,000
Iowa Finance Authority (MidAmerican Energy Co.), Series 2008B, RB, VRDN, 1.08%, 02/07/18		53,625	53,625,000
Iowa Finance Authority (Mortgage-Backed Securities Program), Series 2017D, RB, VRDN (Federal Home Loan Bank SBPA), 1.15%, 02/07/18		6,000	6,000,000
Iowa Finance Authority (Wesley Retirement Services, Inc.), Series 2003B, RB, VRDN (Bank of America NA LOC), 1.17%, 02/07/18		9,150	9,150,000

			149,715,000

3

Schedule of Investments (Unaudited) (continued) January 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Kansas — 1.1%
City of Burlington (Kansas City Power & Light Co. Project), Series 2007A, RB, VRDN (Mizuho Bank Ltd. LOC), 1.14%, 02/07/18(a)	USD	15,450	$15,450,000
City of Burlington (Kansas City Power & Light Co. Project), Series 2007B, RB, VRDN (Mizuho Bank Ltd. LOC), 1.14%, 02/07/18(a)		12,500	12,500,000
City of Wichita, Series 284, GO, 1.50%, 04/13/18		15,525	15,530,193

			43,480,193
Kentucky — 0.1%
Kentucky Economic Development Financing Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0161, RB, VRDN (Bank of America NA LIQ), 1.36%, 02/07/18(a)(b)(c)		4,460	4,460,000

			4,460,000
Louisiana — 4.3%(a)
Ascension Parish Industrial Development Board, Inc. (BASF Corp. Project), Series 2009, RB, VRDN, 1.19%, 02/07/18		8,000	8,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority (BASF Corp. Project), Series 2000B, RB, VRDN, 1.19%, 02/07/18		7,500	7,500,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), Series 2004, RB, VRDN, 1.08%, 02/07/18		6,450	6,450,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), Series 2006, RB, VRDN, 1.00%, 02/01/18		12,500	12,500,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), Series 2007, RB, VRDN, 1.00%, 02/01/18		16,900	16,900,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), Series 2008B, RB, VRDN, 1.11%, 02/07/18		27,750	27,750,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), Series 2008C, RB, VRDN, 1.00%, 02/01/18		20,000	20,000,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), Series 2009A, RB, VRDN, 1.08%, 02/07/18		19,000	19,000,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), Series 2010, RB, VRDN, 1.11%, 02/07/18		69,200	69,200,000

			187,300,000
Maryland — 1.7%
County of Baltimore (Paths at Loveton Farms LP (The)), Series 1996, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.21%, 02/07/18(a)		1,805	1,805,000
County of Montgomery, Series 2009A, TECP (JP Morgan Chase Bank NA SBPA), 1.32%, 03/02/18		30,000	30,002,934
County of Montgomery, Series 2010B, TECP (State Street Bank & Trust Co. SBPA), 1.25%, 03/15/18		6,750	6,750,234
County of Washington (Homewood Williamsport Facilities), Series 2007, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.21%, 02/07/18(a)		9,070	9,070,000
Maryland Economic Development Corp. (Howard Hughes Medical Institute), Series 2008A, RB, VRDN, 1.04%, 02/07/18(a)		25,150	25,150,000
Maryland Health & Higher Educational Facilities Authority (Anne Arundel Health System Obligated Group), Series 2009B, RB, VRDN (Bank of America NA LOC), 1.13%, 02/07/18(a)		1,350	1,350,000

Security		Par (000)	Value
Maryland (continued)
Maryland Stadium Authority (Baltimore City Public Schools), Series 2018A, RB, 5.00%, 05/01/18	USD	1,000	$1,008,496

			75,136,664
Massachusetts — 2.2%
City of Gloucester, Series 2017, GO, BAN, 2.00%, 02/02/18		4,796	4,796,117
Massachusetts Bay Transportation Authority, Series 2010A-7, RB, VRDN, 1.46%, 08/29/18(a)		13,650	13,650,000
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.), Series 2011K-1, RB, VRDN (Wells Fargo Bank NA SBPA), 1.13%, 02/07/18(a)		6,300	6,300,000
Massachusetts Transportation Trust Fund Metropolitan Highway System, Series 2010A-1, RB, VRDN (TD Bank NA SBPA), 1.05%, 02/07/18(a)		6,800	6,800,000
Massachusetts Transportation Trust Fund Metropolitan Highway System, Series 2010A-6, RB, VRDN (Sumitomo Mitsui Banking Corp. SBPA), 1.06%, 02/07/18(a)		1,220	1,220,000
Massachusetts Transportation Trust Fund Metropolitan Highway System, Series 2010A-7, RB, VRDN (TD Bank NA SBPA), 1.05%, 02/07/18(a)		5,800	5,800,000
Massachusetts Water Resources Authority, Series 2008C-2, RB, VRDN (Barclays Bank plc SBPA), 1.05%, 02/07/18(a)		15,855	15,855,000
Massachusetts Water Resources Authority, Series 2017, TECP (TD Bank NA LOC), 1.10%, 02/05/18		1,000	1,000,020
RBC Municipal Products, Inc. Trust, Series 2017E-93, RB, VRDN (Royal Bank of Canada LOC), 1.19%, 02/07/18(a)(b)(c)		15,110	15,110,000
Town of Scituate, Series 2017, GO, BAN, 2.00%, 02/02/18		8,018	8,018,245
University of Massachusetts Building Authority, Series 2011-2, RB, VRDN, 1.46%, 08/29/18(a)		11,300	11,300,000
University of Massachusetts Building Authority, Series 2018A1, TECP (State Street Bank & Trust Co. SBPA), 1.37%, 04/05/18		7,900	7,900,954

			97,750,336
Michigan — 1.8%
Board of Trustees of Michigan State University, Series 2017F, TECP, 1.12%, 03/06/18		7,290	7,289,171
Board of Trustees of Michigan State University, Series 2018F, TECP, 1.14%, 02/15/18		10,490	10,490,000
Board of Trustees of Michigan State University, Series 2018F, TECP, 1.20%, 02/22/18		17,850	17,850,212
Kent Hospital Finance Authority (Spectrum Health System Obligated Group), Series 2008C, RB, VRDN (Bank of New York Mellon LOC), 1.11%, 02/07/18(a)		6,685	6,685,000
Michigan State Building Authority (Facilities Program), Series 2017I, RB, VRDN (Citibank NA LOC), 1.14%, 02/07/18(a)		6,000	6,000,000
Michigan State Building Authority (Facilities Program), Series II-B, RB, VRDN (Citibank NA LOC), 1.17%, 02/07/18(a)		7,100	7,100,000
Michigan State Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010F-1, RB, VRDN, 2.00%, 05/30/18(a)		2,000	2,004,409
Michigan State Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010F-3, RB, VRDN, 1.40%, 06/29/18(a)		1,000	1,000,196

4

Schedule of Investments (Unaudited) (continued) January 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Michigan (continued)
Michigan Strategic Fund (Wedgwood Christian Services Project), Series 2008, RB, VRDN (Bank of America NA LOC), 1.14%, 02/07/18(a)	USD	820	$820,000
Oakland University, Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.07%, 02/07/18(a)		18,155	18,155,000

			77,393,988
Minnesota — 1.6%
Minnesota Housing Finance Agency, Series 2015G, RB, VRDN (Royal Bank of Canada SBPA), 1.15%, 02/07/18(a)		5,225	5,225,000
RBC Municipal Products, Inc. Trust, Series 2017E-89, RB, VRDN (Royal Bank of Canada LOC), 1.19%, 02/07/18(a)(b)(c)		38,000	38,000,000
Regents of the University of Minnesota, Series 2017F, TECP, 1.09%, 02/06/18		17,100	17,100,051
Regents of the University of Minnesota, Series 2018B, TECP, 1.36%, 03/06/18		5,900	5,900,433
Regents of the University of Minnesota, Series 2018F, TECP, 1.36%, 03/06/18		3,000	3,000,220

			69,225,704
Mississippi — 1.5%(a)
County of Jackson (Chevron Corp.), Series 1993, RB, VRDN, 0.96%, 02/01/18		9,000	9,000,000
Mississippi Business Finance Corp. (Chevron USA, Inc.), Series 2007C, RB, VRDN, 0.96%, 02/01/18		18,260	18,260,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010A, RB, VRDN, 1.07%, 02/07/18		22,980	22,980,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010F, RB, VRDN, 1.07%, 02/07/18		18,935	18,935,000

			69,175,000
Missouri — 0.3%(a)
City of Kansas (H. Roe Bartle Convention Center Project), Series 2008E, RB, VRDN (Sumitomo Mitsui Banking Corp. LOC), 1.09%, 02/07/18		4,100	4,100,000
Missouri Health & Education Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0575, RB, VRDN (Royal Bank of Canada LIQ), 1.19%, 02/07/18(b)(c)		8,000	8,000,000

			12,100,000
Nevada — 0.7%(a)
City of Reno (Renown Regional Medical Center Obligated Group), Series 2008B, RB, VRDN (Union Bank of California LOC), 1.09%, 02/07/18		17,600	17,600,000
County of Clark Department of Aviation (Nevada Airport System), Series 2008D-3, RB, VRDN (Bank of America NA LOC), 1.08%, 02/07/18		13,440	13,440,000

			31,040,000
New Jersey — 0.6%
RBC Municipal Products, Inc. Trust, Series 2017E-103, RB, TAN, VRDN (Royal Bank of Canada LOC), 1.19%, 02/07/18(a)(b)(c)		23,000	23,000,000
Somerset County Improvement Authority (Township of Montgomery), Series 2017, RB, 3.00%, 12/14/18		5,000	5,067,615

			28,067,615
New York — 15.8%
Amherst Development Corp. (Asbury Pointe, Inc. Project), Series 2011A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.21%, 02/07/18(a)		2,110	2,110,000

Security		Par (000)	Value
New York (continued)
City of New York, Series 2005F, Sub-Series F-3, GO, VRDN (Sumitomo Mitsui Banking Corp. LOC), 1.15%, 02/07/18(a)	USD	7,175	$7,175,000
City of New York, Series 2006I, Sub-Series I-4, GO, VRDN (TD Bank NA LOC), 0.97%, 02/01/18(a)		10,700	10,700,000
City of New York, Series 2008J, Sub-Series J-6, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.99%, 01/31/18(a)		41,100	41,100,000
City of New York, Series 2008J, Sub-Series J-8, GO, VRDN (Sumitomo Mitsui Banking Corp. LOC), 1.11%, 02/07/18(a)		8,100	8,100,000
City of New York, Series 2012A, Sub-Series A-4, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.15%, 02/07/18(a)		7,915	7,915,000
City of New York, Series 2012D, Sub-Series D-3A, GO, VRDN (Bank of New York Mellon SBPA), 1.01%, 02/01/18(a)		9,000	9,000,000
City of New York, Series 2012G, Sub-Series G-4, GO, VRDN (Citibank NA LOC), 1.10%, 02/07/18(a)		15,970	15,970,000
City of New York, Series 2012G, Sub-Series G-7, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.97%, 02/01/18(a)		20,875	20,875,000
City of New York, Series 2013A, Sub-Series A-2, GO, VRDN (Mizuho Bank Ltd. LOC), 1.02%, 02/01/18(a)		11,300	11,300,000
City of New York, Series 2013A, Sub-Series A-3, GO, VRDN (Mizuho Bank Ltd. LOC), 1.02%, 02/01/18(a)		15,600	15,600,000
City of New York, Series 2014D, Sub-Series D-4, GO, VRDN (TD Bank NA LOC), 0.97%, 02/01/18(a)		3,650	3,650,000
City of New York, Series 2017A, Sub-Series A-4, GO, VRDN (Citibank NA LOC), 1.10%, 02/07/18(a)		41,625	41,625,000
City of New York Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0552, GO, VRDN (Toronto-Dominion Bank LIQ), 1.18%, 02/07/18(a)(b)(c)		4,525	4,525,000
East Rochester Housing Authority (Park Ridge Nursing Home, Inc. Project), Series 2008, RB, VRDN (M&T Bank Corp. LOC), 1.21%, 02/07/18(a)		3,180	3,180,000
Erie County New York Industrial Development Agency School Facility Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0112, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.23%, 02/07/18(a)(b)(c)		4,270	4,270,000
Franklin County Civic Development Corp. (Alice Hyde Medical Center Project), Series 2013A, RB, VRDN (HSBC Bank USA NA LOC), 1.19%, 02/07/18(a)		100	100,000
Housing Development Corp., Series 2017C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 1.13%, 02/07/18(a)		11,580	11,580,000
Hudson Infrastructure Corporation New York Second Indenture Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0550, RB, VRDN (Toronto-Dominion Bank LIQ), 1.21%, 02/07/18(a)(b)(c)		11,250	11,250,000
Metropolitan Transportation Authority, Series 2008A-1, RB, VRDN (TD Bank NA LOC), 0.97%, 02/01/18(a)		13,315	13,315,000
Metropolitan Transportation Authority, Series 2012G, Sub-Series G2, RB, VRDN (TD Bank NA LOC), 1.12%, 02/07/18(a)		29,600	29,600,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF0499, RB, VRDN (Toronto-Dominion Bank LIQ), 1.21%, 02/07/18(a)(b)(c)		9,815	9,815,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0564, RB, VRDN (Toronto-Dominion Bank LIQ), 1.18%, 02/07/18(a)(b)(c)		3,650	3,650,000

5

Schedule of Investments (Unaudited) (continued) January 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
New York (continued)
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0572, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.19%, 02/07/18(a)(b)(c)	USD	3,000	$3,000,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0583, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.21%, 02/07/18(a)(b)(c)		5,305	5,305,000
Nassau Health Care Corp., Series 2009B, Sub-Series B1, RB, VRDN (TD Bank NA LOC), 1.05%, 02/07/18(a)		15,415	15,415,000
Nassau Health Care Corp., Series 2009C, Sub-Series C2, RB, VRDN (Wells Fargo Bank NA LOC), 1.17%, 02/07/18(a)		10,915	10,915,000
New York City Municipal Water Finance Authority, Series 2001F, Sub-Series F-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.02%, 02/01/18(a)		11,550	11,550,000
New York City Municipal Water Finance Authority, Series 2008B, Sub-Series B-1A, RB, VRDN (Sumitomo Mitsui Banking Corp. SBPA), 1.15%, 02/07/18(a)		27,050	27,050,000
New York City Municipal Water Finance Authority, Series 2011DD-1, RB, VRDN (TD Bank NA SBPA), 0.97%, 02/01/18(a)		12,700	12,700,000
New York City Municipal Water Finance Authority, Series 2014A, Sub-Series AA-4, RB, VRDN (Bank of Montreal SBPA), 0.98%, 02/01/18(a)		8,840	8,840,000
New York City Municipal Water Finance Authority, Series 2014AA, Sub-Series AA-3, RB, VRDN (TD Bank NA SBPA), 0.97%, 02/01/18(a)		11,900	11,900,000
New York City Municipal Water Finance Authority, Series 2015BB, Sub-Series BB-2, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.00%, 02/01/18(a)		8,760	8,760,000
New York City Municipal Water Finance Authority, Series 2016BB-1B, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.97%, 02/01/18(a)		8,255	8,255,000
New York City Municipal Water Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2522, RB, VRDN (Citibank NA LIQ), 1.17%, 02/07/18(a)(b)(c)		4,000	4,000,000
New York City Transitional Finance Authority Building Aid Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0561, RB, TAN, VRDN (Toronto-Dominion Bank LIQ), 1.18%, 02/07/18(a)(b)(c)		2,060	2,060,000
New York City Transitional Finance Authority Building Aid Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0156, RB, VRDN (Citibank NA LIQ), 1.18%, 02/07/18(a)(b)(c)		2,050	2,050,000
New York City Transitional Finance Authority Future Tax Secured, Series 2003B, RB, 5.00%, 02/01/18		1,350	1,350,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013C, Sub-Series C-5, RB, VRDN (Sumitomo Mitsui Banking Corp. LOC), 1.12%, 02/07/18(a)		7,205	7,205,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0566, RB, VRDN (Toronto-Dominion Bank LIQ), 1.18%, 02/07/18(a)(b)(c)		2,000	2,000,000
New York Dormitory Authority Sales Tax Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0567, RB, VRDN (Toronto-Dominion Bank LIQ), 1.18%, 02/07/18(a)(b)(c)		5,600	5,600,000

Security		Par (000)	Value
New York (continued)
New York Environmental Facilities Corporation Clean Water Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2344, RB, VRDN (Citibank NA LIQ), 1.18%, 02/07/18(a)(b)(c)	USD	2,500	$2,500,000
New York Power Authority, Series 2018, TECP (State Street Bank & Trust Co. SBPA), 1.18%, 03/01/18		49,531	49,531,000
New York State Dormitory Authority (Northern Westchester Hospital Association), Series 2009, RB, VRDN (TD Bank NA LOC), 1.12%, 02/07/18(a)		1,550	1,550,000
New York State Housing Finance Agency, Series 2003L, RB, VRDN (Bank of America NA LOC), 1.03%, 02/07/18(a)		7,900	7,900,000
New York State Housing Finance Agency (33 Bond Street LLC), Series 2016A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.07%, 02/07/18(a)		12,600	12,600,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2010A, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 1.10%, 02/07/18(a)		4,600	4,600,000
New York State Housing Finance Agency (Clinton Park Development LLC), Series 2010A, RB, VRDN (Federal Home Loan Mortgage Corp. LIQ), 1.09%, 02/07/18(a)		100	100,000
New York State Housing Finance Agency (Historic Front Street Housing), Series 2003A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.06%, 02/07/18(a)		6,300	6,300,000
New York State Urban Development Corp., Series 2008A-1, RB, VRDN (Wells Fargo Bank NA LOC), 1.17%, 02/07/18(a)		10,240	10,240,000
New York Urban Development Corporation Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2521, RB, VRDN (Citibank NA LIQ), 1.17%, 02/07/18(a)(b)(c)		6,400	6,400,000
Oneida County Industrial Development Agency (Mohawk Valley Community College Dormitory Corp.), Series 2004 A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.21%, 02/07/18(a)		3,330	3,330,000
Port Authority New York and New Jersey Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0565, RB, VRDN (Toronto-Dominion Bank LIQ), 1.18%, 02/07/18(a)(b)(c)		3,730	3,730,000
Rensselaer County Industrial Development Agency (Sage Colleges (The)), Series 2002A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.21%, 02/07/18(a)		4,195	4,195,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2008A-2, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.95%, 02/01/18(a)		600	600,000
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2005A, RB, VRDN (TD Bank NA LOC), 1.05%, 02/07/18(a)		9,175	9,175,000
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2017A, Sub-Series A-1, RB, BAN, 2.00%, 02/15/18(d)		60,570	60,585,482
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2017A, Sub-Series A-2, RB, BAN, 2.00%, 02/15/18(d)		9,225	9,227,358
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2003B-1, RB, VRDN (Bank of America NA LOC), 1.00%, 02/01/18(a)		17,000	17,000,000

6

Schedule of Investments (Unaudited) (continued) January 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2005B-2, RB, VRDN (Citibank NA LOC), 0.98%, 02/01/18(a)	USD	41,955	$41,955,000
Westchester County Industrial Development Agency (Mercy College Project), Series 2005B, RB, VRDN (TD Bank NA LOC), 1.12%, 02/07/18(a)		1,670	1,670,000

			687,548,840
North Carolina — 0.4%(a)
City of Charlotte (Government Facilities), Series 2003F, COP, VRDN (Bank of America NA SBPA), 1.13%, 02/07/18		7,385	7,385,000
City of Charlotte Water & Sewer System, Series 2006B, RB, VRDN (Wells Fargo Bank NA SBPA), 1.11%, 02/07/18		2,200	2,200,000
North Carolina Capital Facilities Finance Agency, Series 2014-52, RB, VRDN (Citibank NA LIQ), 1.20%, 02/07/18(b)(c)		2,580	2,580,000

			12,165,000
Ohio — 1.6%
American Municipal Power, Inc. (City of Newton Falls Project), Series 2017, RB, BAN, 2.00%, 06/21/18		1,495	1,498,723
American Municipal Power, Inc. (Village of Genoa Project), Series 2017, RB, BAN, 2.25%, 12/13/18		1,572	1,581,349
City of Kirtland, Series 2017, GO, BAN, 2.00%, 06/21/18		540	540,963
Cleveland-Cuyahoga County Port Authority (Carnegie/89th Garage and Service Center LLC Project), Series 2007, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.14%, 02/07/18(a)		19,780	19,780,000
Cleveland-Cuyahoga County Port Authority (SPC Buildings 1 & 3 LLC), Series 2007A, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.14%, 02/07/18(a)		1,150	1,150,000
County of Franklin (Nationwide Children’s Hospital, Inc. Project), Series 2015B, RB, VRDN, 1.12%, 02/07/18(a)		500	500,000
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Series 2009D, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.11%, 02/07/18(a)		9,430	9,430,000
Ohio State University (The), Series 2008B, RB, VRDN, 1.04%, 02/07/18(a)		40,100	40,100,000

			74,581,035
Oregon — 0.2%
Oregon State Facilities Authority (Quatama Housing LP Project), Series 2005A, RB, VRDN (Federal National Mortgage Association LOC), 1.20%, 02/07/18(a)		10,775	10,775,000

			10,775,000
Pennsylvania — 2.6%
Blair County Industrial Development Authority (Homewood Retirement Centers Obligated Group), Series 2004, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.21%, 02/07/18(a)		4,700	4,700,000
Bucks County Industrial Development Authority (Grand View Hospital), Series 2008A, RB, VRDN (TD Bank NA LOC), 1.12%, 02/07/18(a)		20,070	20,070,000
City of Philadelphia, Series 2017-18A, RB, TAN, 2.00%, 06/29/18		11,000	11,031,308
Geisinger Authority Pennsylvania Health System (Geisinger Health System Obligated Group), Series 2005A, RB, VRDN (TD Bank NA SBPA), 0.97%, 02/01/18(a)		23,975	23,975,000

Security		Par (000)	Value
Pennsylvania (continued)
Geisinger Authority Pennsylvania Health System Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0543, RB, VRDN (Royal Bank of Canada LIQ), 1.19%, 02/07/18(a)(b)(c)	USD	4,000	$4,000,000
General Authority of Southcentral Pennsylvania (Homewood Retirement Centers Obligated Group), Series 2003, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.21%, 02/07/18(a)		3,735	3,735,000
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Children’s Hospital of Philadelphia Obligated Group), Series 2011B, RB, VRDN (Wells Fargo Bank NA SBPA), 0.95%, 02/01/18(a)		10,015	10,015,000
Lycoming County Authority (Lycoming College Project), Series 2013 S1, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.21%, 02/07/18(a)		4,175	4,175,000
Montgomery County Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2002, RB, VRDN (TD Bank NA SBPA), 1.06%, 02/01/18(a)		2,850	2,850,000
Montgomery County Industrial Development Authority (Big Little Associate Project), Series 1999A, RB, VRDN (Wells Fargo Bank NA LOC), 1.30%, 02/07/18(a)		205	205,000
Pennsylvania Economic Development Financing Authority (PSEG Power LLC Project), Series 2007, RB, VRDN (TD Bank NA LOC), 1.05%, 02/07/18(a)		19,700	19,700,000
RBC Municipal Products, Inc. Trust, Series 2017E-111, RB, VRDN (Royal Bank of Canada LOC), 1.06%, 02/01/18(a)(b)(c)		3,000	3,000,000
Westmoreland County Municipal Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1075, RB, VRDN (Barclays Bank plc LOC), 1.20%, 02/07/18(a)(b)(c)		7,595	7,595,000

			115,051,308
Rhode Island — 0.2%
City of Cranston, Series 2017-1, GO, BAN, 2.00%, 09/06/18		7,340	7,363,838

			7,363,838
South Carolina — 0.7%
City of Columbia Waterworks & Sewer System, Series 2009, RB, VRDN (Sumitomo Mitsui Banking Corp. LOC), 1.16%, 02/07/18(a)		13,175	13,175,000
Kershaw County School District, Series 2017, GO, BAN, 4.00%, 02/08/18		15,000	15,008,391

			28,183,391
Tennessee — 3.0%
Clarksville Public Building Authority (Tennessee Municipal Bond), Series 1999, RB, VRDN (Bank of America NA LOC), 1.21%, 02/07/18(a)		5,505	5,505,000
Metropolitan Government Nashville & Davidson County, Series 2017B-1, TECP (JP Morgan Chase Bank NA LIQ), 0.98%, 02/08/18		7,500	7,499,881
Metropolitan Government Nashville & Davidson County, Series 2017B-2, TECP (MUFG Union Bank NA LIQ), 1.01%, 02/01/18		12,500	12,500,020
Metropolitan Government Nashville & Davidson County, Series 2017B-2, TECP (MUFG Union Bank NA LIQ), 1.00%, 02/07/18		12,000	11,999,785
Metropolitan Government Nashville & Davidson County, Series 2017B-2, TECP (MUFG Union Bank NA LIQ), 1.01%, 02/15/18		10,000	9,999,660

7

Schedule of Investments (Unaudited) (continued) January 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County, Series 2017B-2, TECP (MUFG Union Bank NA SBPA), 1.12%, 03/01/18	USD	10,000	$9,999,031
Metropolitan Government Nashville & Davidson County Improvement District No 1, Series 2017B-1, TECP (MUFG Union Bank NA SBPA), 1.12%, 03/08/18		6,250	6,249,002
Metropolitan Government Nashville & Davidson County Improvement District No 1, Series 2018B-1, TECP (MUFG Union Bank NA SBPA), 1.34%, 03/06/18		12,500	12,501,497
Metropolitan Government Nashville & Davidson County Improvement District No 1, Series 2018B-1, TECP (MUFG Union Bank NA SBPA), 1.25%, 03/08/18		15,000	15,000,436
Metropolitan Government Nashville & Davidson County Improvement District No 1, Series 2018B-1, TECP (MUFG Union Bank NA SBPA), 1.36%, 03/21/18		33,300	33,303,526

			124,557,838
Texas — 17.8%
Austin Texas Electric Utility System Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0220, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.26%, 02/07/18(a)(b)(c)		27,745	27,745,000
Bexar County Housing Finance Corp. (AAMHA LLC Project), Series 2000, RB, VRDN (Federal National Mortgage Association LOC), 1.15%, 02/07/18(a)		3,005	3,005,000
City of Austin, Series 2008B, RB, VRDN (Sumitomo Mitsui Banking Corp. LOC), 1.15%, 02/07/18(a)		4,700	4,700,000
City of Austin, Series 2017A, RB, VRDN (Citibank NA LOC), 1.16%, 02/07/18(a)		4,685	4,685,000
City of Garland (Dallas, Collin and Rockwall Countie), Series 2015, GO, 5.00%, 02/15/18		500	500,660
City of Garland Water & Sewer System, Series 2017, TECP (Sumitomo Mitsui Banking Corp. LOC), 1.14%, 03/07/18		14,000	13,997,824
City of Garland Water & Sewer System, Series 2018, TECP (Sumitomo Mitsui Banking Corp. LOC), 1.47%, 03/07/18		25,000	25,001,885
City of Houston Combined Utility System, Series 2004B-5, RB, VRDN (Wells Fargo Bank NA LOC), 1.16%, 02/07/18(a)		25,090	25,090,000
City of San Antonio, Series 2017A, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.12%, 03/06/18		6,000	5,999,318
City of San Antonio, Series 2017A, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.12%, 03/07/18		20,000	19,997,660
Fort Bend Independent School District, Series 2017A, TECP (JP Morgan Chase Bank NA LOC), 1.09%, 02/23/18		5,000	4,999,616
Fort Bend Independent School District, Series 2017A, TECP (JP Morgan Chase Bank NA LIQ), 1.02%, 02/23/18		5,000	4,999,265
Fort Bend Independent School District, Series 2018A, TECP (JP Morgan Chase Bank NA LOC), 1.35%, 02/23/18		4,000	4,000,300
Harris County Cultural Education Facilities Finance Corp. (Methodist Health System), Series 2017 9C-1, VRDN, 1.08%, 02/22/18		82,790	82,783,915
Harris County Cultural Education Facilities Finance Corp. (Methodist Health System), Series 2018 9C-1, VRDN, 1.34%, 03/15/18		23,000	23,002,944
Harris County Cultural Education Facilities Finance Corp. (Methodist Health System), Series 2018 9C-2, VRDN, 1.34%, 03/15/18		38,570	38,574,937
Harris County Health Facilities Development Corp. (Houston Methodist Hospital Obligated Group), Series 2008A-1, RB, VRDN, 1.00%, 02/01/18(a)		30,000	30,000,000

Security		Par (000)	Value
Texas (continued)
Lower Neches Valley Authority Industrial Development Corp. (Exxon Mobil Corp. Project), Series 2002A, RB, VRDN, 0.96%, 02/01/18(a)	USD	47,050	$47,050,000
Lower Neches Valley Authority Industrial Development Corp. (Exxon Mobil Corp. Project), Series 2012, RB, VRDN, 0.98%, 02/01/18(a)		21,675	21,675,000
North Texas Tollway Authority, Series 2009D, RB, VRDN (Royal Bank of Canada LOC), 1.09%, 02/07/18(a)		101,665	101,665,000
Permanent University Fund - University of Texas System, Series 2008A, RB, VRDN (University of Texas Management Co. LIQ), 1.05%, 02/07/18(a)		44,730	44,730,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals & Refining USA, Inc.), Series 2010 A, RB, VRDN, 1.16%, 02/07/18(a)		3,000	3,000,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals & Refining USA, Inc.), Series 2012, RB, VRDN, 1.16%, 02/07/18(a)		6,000	6,000,000
Port of Corpus Christi Authority of Nueces County (Flint Hills Resources LP), Series 2002B, RB, VRDN, 1.12%, 02/07/18(a)		7,500	7,500,000
San Antonio Electric & Gas, Series 2017B, TECP (Wells Fargo Bank NA LOC), 1.10%, 02/08/18		12,300	12,300,049
San Antonio Electric & Gas, Series 2018C, TECP (Bank of Tokyo Mitsubishi LOC), 1.21%, 03/15/18		18,000	17,999,995
San Jacinto College District, Series 2015-XF2010, GO, VRDN (Morgan Stanley Bank LIQ), 1.19%, 02/07/18(a)(b)(c)(d)		3,000	3,000,000
State of Texas, Series 2011C, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.12%, 02/07/18(a)		15,000	15,000,000
State of Texas, Series 2015B, GO, VRDN (Federal Home Loan Bank SBPA), 1.07%, 02/07/18(a)		8,055	8,055,000
State of Texas, Series 2017, RB, TAN, 4.00%, 08/30/18		84,995	86,301,654
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), Series 2008-A, RB, VRDN (TD Bank NA LOC), 0.97%, 02/01/18(a)		9,760	9,760,000
Tarrant County Housing Finance Corp. (Gateway Arlington Apartments Project), Series 2003, RB, VRDN (Federal National Mortgage Association LOC), 1.14%, 02/07/18(a)		4,265	4,265,000
Texas A&M University, Series 2017B, TECP, 1.25%, 02/01/18		1,255	1,255,012
Texas A&M University, Series 2018B, TECP, 1.23%, 04/10/18		19,000	19,000,709
Texas Transportation Commission, Series 2014-B1, RB, VRDN (Sumitomo Mitsui Banking Corp. LIQ), 1.07%, 02/07/18(a)		24,965	24,965,000
Texas Water Development Board Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2201, RB, VRDN (Citibank NA LIQ), 1.19%, 02/07/18(a)(b)(c)		300	300,000
University of Texas System (The), Series 2018A, TECP, 1.22%, 02/15/18		25,000	25,002,358

			777,908,101
Utah — 2.8%(a)
City of Murray (IHC Health Services, Inc.), Series 2003A, RB, VRDN, 1.12%, 02/07/18		67,100	67,100,000
City of Murray (IHC Health Services, Inc.), Series 2003B, RB, VRDN, 1.12%, 02/07/18		26,340	26,340,000

8

Schedule of Investments (Unaudited) (continued) January 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Utah (continued)
City of West Jordan (Broadmoor Village Apartments LLC), Series 2004, RB, VRDN (Federal Home Loan Mortgage Corp. LIQ), 1.19%, 02/07/18	USD	9,675	$9,675,000
County of Utah (IHC Health Services, Inc.), Series 2016C, RB, VRDN (BMO Harris Bank NA SBPA), 1.10%, 02/07/18		5,500	5,500,000
County of Weber (IHC Health Services, Inc.), Series 2000B, RB, VRDN (US Bank NA SBPA), 1.10%, 02/07/18		7,100	7,100,000
County of Weber (IHC Health Services, Inc.), Series 2000C, RB, VRDN (Bank of New York Mellon SBPA), 0.97%, 02/01/18		10,000	10,000,000

			125,715,000
Virginia — 0.1%(a)
Alexandria Industrial Development Authority (Young Men’s Christian Association of Metropolitan Washington Facility), Series 1998, RB, VRDN (First National Bank LOC), 1.26%, 02/07/18		1,545	1,545,000
Lexington Industrial Development Authority (Washington & Lee University (The)), Series 2010, RB, VRDN, 1.11%, 02/07/18		4,200	4,200,000
University of Virginia, Series 2014-48, RB, VRDN (Citibank NA LIQ), 1.20%, 02/07/18(b)(c)		2,110	2,110,000
Virginia College Building Authority (Washington & Lee University (The)), Series 2015B, RB, VRDN, 1.12%, 02/07/18		1,700	1,700,000

			9,555,000
Washington — 1.0%
University of Washington, Series 2018A, TECP, 1.22%, 02/13/18		6,000	6,000,490
Washington State Housing Finance Commission (Living Care Center Project), Series 2000, RB, VRDN (Wells Fargo Bank NA LOC), 1.16%, 02/07/18(a)		9,000	9,000,000
Washington State Housing Finance Commission (Panorama Project), Series 2008, RB, VRDN (Wells Fargo Bank NA LOC), 1.14%, 02/07/18(a)		4,000	4,000,000
Washington State Housing Finance Commission (Reserve at Renton Partners LLLP), Series 2014, RB, VRDN (East West Bank LOC), 1.08%, 02/07/18(a)		23,200	23,200,000
Washington State Housing Finance Commission (Traditions at South Hill Apartments Project), Series 2011A-B, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 1.09%, 02/07/18(a)		3,630	3,630,000

			45,830,490
Wisconsin — 1.5%(a)
Wisconsin Housing & Economic Development Authority, Series 2015C, RB, VRDN (Royal Bank of Canada SBPA), 1.15%, 02/07/18		25,450	25,450,000
Wisconsin Housing & Economic Development Authority, Series 2016C, RB, VRDN (Royal Bank of Canada SBPA), 1.15%, 02/07/18		16,100	16,100,000
Wisconsin Housing & Economic Development Authority, Series 2017D, RB, VRDN (Royal Bank of Canada SBPA), 1.15%, 02/07/18		19,800	19,800,000

			61,350,000
Wyoming — 1.2%
County of Uinta (Chevron U.S.A., Inc. Project), Series 1993, RB, VRDN, 0.96%, 02/01/18(a)		50,300	50,300,000

			50,300,000

Total Municipal Bonds — 97.3% (Cost: $4,253,235,250)			4,253,172,738

Security		Par (000)	Value
Closed-End Investment Companies — 3.0%(a)(b)

California — 0.8%
Nuveen California AMT-Free Quality Municipal Income Fund, Series 4, VRDP, (Citibank NA LIQ), 1.24%, 02/07/18	USD	10,200	$10,200,000
Nuveen California AMT-Free Quality Municipal Income Fund, Series 6, VRDP, (Sumitomo Mitsui Banking Corp. LIQ), 1.24%, 02/07/18		25,000	25,000,000

			35,200,000
New York — 1.8%
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 1, VRDP, (Citibank NA LIQ), 1.24%, 02/07/18		8,700	8,700,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2, VRDP, (Citibank NA LIQ), 1.24%, 02/07/18		32,800	32,800,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 3, VRDP, (Citibank NA LIQ), 1.24%, 02/07/18		8,000	8,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 5, VRDP, (Toronto-Dominion Bank LIQ), 1.23%, 02/07/18		27,000	27,000,000

			76,500,000
Ohio — 0.4%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2, VRDP, (Citibank NA LIQ), 1.26%, 02/07/18		2,900	2,900,000
Nuveen AMT-Free Quality Municipal Income Fund, Series 5, VRDP, (Sumitomo Mitsui Banking Corp. LOC), 1.26%, 02/07/18		14,300	14,300,000

			17,200,000

Total Closed-End Investment Companies — 3.0% (Cost: $128,900,000)			128,900,000

Total Investments — 100.3% (Cost: $4,382,135,250)(e)			4,382,072,738

Liabilities in Excess of Other Assets — (0.3)%			(14,331,992)

Net Assets — 100.0%			$4,367,740,746

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Cost for U.S. federal income tax purposes.

9

Schedule of Investments (Unaudited) (continued) January 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$4,382,072,738	$—	$4,382,072,738

(a)	See above Schedule of Investments for values in each state.

During the period ended January 31, 2018, there were no transfers between levels.

10

Schedule of Investments (Unaudited) January 31, 2018	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds — 93.6%

Arizona — 0.8%
Arizona Health Facilities Authority (Banner Health Obligated Group), Series 2008E, RB, VRDN (Bank of America NA LOC), 1.11%, 02/07/18(a)	USD	1,230	$1,230,000

			1,230,000
California — 4.0%
Metropolitan Water District of Southern California (FRN), Series 2017D, RB, VRDN, 1.21%, 07/18/18(a)		3,000	3,000,000
State of California, Series 2018A-4, TECP, 1.27%, 02/15/18		2,000	2,000,000
State of California Department of Water Resources, Series 2, TECP (Wells Fargo Bank NA LOC), 1.28%, 02/12/18		1,000	1,000,000

			6,000,000
Colorado — 1.5%(a)
Colorado Housing & Finance Authority, Series 2006A-2, RB, VRDN (Federal Home Loan Bank SBPA), 1.18%, 02/07/18		100	100,000
Sheridan Redevelopment Agency (South Santa Fe Drive Corridor Redevelopment Project), Series 2011A-1, VRDN (JP Morgan Chase Bank NA LOC), 1.22%, 02/07/18		2,090	2,090,000

			2,190,000
Connecticut — 4.3%
Connecticut Housing Finance Authority, Series 2014C, Sub-Series C2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.15%, 02/07/18(a)		5,595	5,595,000
Town of Manchester, Series 2017, GO, 2.00%, 02/21/18		400	400,195
Town of South Windsor, Series 2017, GO, BAN, 2.00%, 02/15/18		500	500,190

			6,495,385
District of Columbia — 2.0%
District of Columbia (Community Connections Real Estate Foundation Issue), Series 2007A, RB, RAN, VRDN (Manufacturers & Traders Trust Co. LOC), 1.21%, 02/07/18(a)		1,000	1,000,000
Metropolitan Washington Airports Authority, Series 1, TECP (JP Morgan Chase Bank NA LOC), 1.11%, 02/22/18		2,000	2,000,000

			3,000,000
Florida — 5.5%(a)
Cape Coral Water & Sewer Revenue Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1071, RB, VRDN (Barclays Bank plc LOC), 1.20%, 02/07/18(b)(c)		1,000	1,000,000
City of Gainesville Utilities System, Series 2012B, RB, VRDN (Citibank NA SBPA), 1.07%, 02/07/18		3,150	3,150,000
Escambia County Health Facilities Authority (Azalea Trace, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 1.06%, 02/01/18		3,005	3,005,000
Orange County Health Facilities Authority (Nemours Foundation Project (The)), Series 2009C-1, RB, VRDN (TD Bank NA LOC), 1.15%, 02/07/18		1,000	1,000,000

			8,155,000
Georgia — 0.9%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group), Series 2008B, RB, VRDN (TD Bank NA LOC), 1.12%, 02/07/18(a)		1,400	1,400,000

			1,400,000

Security	Par (000)		Value
Hawaii — 1.3%
Hawaii State Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF0518, GO, VRDN (Royal Bank of Canada LIQ), 1.20%, 02/07/18(a)(b)(c)	USD	2,000	$2,000,000

			2,000,000
Illinois — 3.0%
City of Chicago, Series 2009B-2, RAN, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.20%, 03/14/18		1,000	1,000,000
Illinois Finance Authority (Advocate Health Care Network Obligated Group), Series 2008C, Sub-Series C-2B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.10%, 02/07/18(a)		1,000	1,000,000
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.20%, 02/07/18(a)(b)(c)		1,420	1,420,000
Illinois State Toll Highway Authority, Series 2007A-2D, RB, VRDN (Bank of America NA LOC), 1.15%, 02/07/18(a)		1,000	1,000,000

			4,420,000
Indiana — 2.5%(a)
Indiana Finance Authority, Series 2008A-2, RB, VRDN (BMO Harris Bank NA SBPA), 1.17%, 02/07/18		1,165	1,165,000
Indianapolis Local Public Improvement Bond Bank, Series 2016-XG0024, RB, VRDN (Citibank NA LIQ), 1.25%, 02/07/18(b)(c)		2,600	2,600,000

			3,765,000
Iowa — 4.7%
Iowa Finance Authority (CJ Bio America, lnc.), Series 2012, RB, VRDN (Korea Development Bank LOC), 1.28%, 02/07/18(a)(c)		7,000	7,000,000

			7,000,000
Kentucky — 0.3%
Kentucky Economic Development Financing Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0161, RB, VRDN (Bank of America NA LIQ), 1.36%, 02/07/18(a)(b)(c)		500	500,000

			500,000
Louisiana — 1.3%
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), Series 2010, RB, VRDN, 1.11%, 02/07/18(a)		2,000	2,000,000

			2,000,000
Maryland — 1.7%(a)
County of Baltimore (Odyssey School Facility (The)), Series 2001, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.21%, 02/07/18		1,170	1,170,000
Maryland Health & Higher Educational Facilities Authority (Anne Arundel Health System Obligated Group), Series 2009B, RB, VRDN (Bank of America NA LOC), 1.13%, 02/07/18		1,400	1,400,000

			2,570,000
Massachusetts — 3.5%
City of Gloucester, Series 2017, GO, BAN, 2.00%, 02/02/18		300	300,008
Town of Norwood, Series 2017, GO, BAN, 2.50%, 12/20/18		3,000	3,028,688
Town of Scituate, Series 2017, GO, BAN, 2.00%, 02/02/18		2,000	2,000,054

			5,328,750

1

Schedule of Investments (Unaudited) (continued) January 31, 2018	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Michigan — 0.9%(a)
Michigan State Building Authority (Facilities Program), Series 2017I, RB, VRDN (Citibank NA LOC), 1.14%, 02/07/18	USD	1,000	$1,000,000
Michigan State Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010F-1, RB, VRDN, 2.00%, 05/30/18		340	340,749

			1,340,749
Minnesota — 1.3%
Regents of the University of Minnesota, Series 2018F, TECP, 1.36%, 03/06/18		2,000	2,000,000

			2,000,000
Mississippi — 0.5%
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010K, RB, VRDN, 0.99%, 02/01/18(a)		700	700,000

			700,000
New Jersey — 4.7%
RBC Municipal Products, Inc. Trust, Series 2017E-103, RB, TAN, VRDN (Royal Bank of Canada LOC), 1.19%, 02/07/18(a)(b)(c)		7,000	7,000,000

			7,000,000
New York — 12.8%
City of New York, Series 2012A, Sub-Series A-4, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.15%, 02/07/18(a)		2,785	2,785,000
City of New York Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0552, GO, VRDN (Toronto-Dominion Bank LIQ), 1.18%, 02/07/18(a)(b)(c)		300	300,000
Franklin County Civic Development Corp. (Alice Hyde Medical Center Project), Series 2013A, RB, VRDN (HSBC Bank USA NA LOC), 1.19%, 02/07/18(a)		385	385,000
Housing Development Corp., Series 2017C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 1.13%, 02/07/18(a)		200	200,000
Housing Development Corp. (Sustainable Neighborhood Bonds), Series 2017G-3, RB, VRDN (Wells Fargo Bank NA SBPA), 1.16%, 02/07/18(a)		2,000	2,000,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0572, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.19%, 02/07/18(a)(b)(c)		2,555	2,555,000
New York City Municipal Water Finance Authority, Series 2011F, Sub-Series FF-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.06%, 02/01/18(a)		900	900,000
New York City Municipal Water Finance Authority, Series 2012, Sub-Series A-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.99%, 02/01/18(a)		1,900	1,900,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0566, RB, VRDN (Toronto-Dominion Bank LIQ), 1.18%, 02/07/18(a)(b)(c)		1,000	1,000,000
New York Power Authority, Series 2018, TECP (State Street Bank & Trust Co. SBPA), 1.18%, 03/01/18		3,000	3,000,000
New York State Dormitory Authority, Series 2005B, RB, VRDN (Mizuho Bank Ltd. LOC), 1.11%, 02/07/18(a)		1,350	1,350,000
Oneida County Industrial Development Agency (Mohawk Valley Community College Dormitory Corp.), Series 2004 A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.21%, 02/07/18(a)		1,200	1,200,000

Security	Par (000)		Value
New York (continued)
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2005A, RB, VRDN (TD Bank NA LOC), 1.05%, 02/07/18(a)	USD	175	$175,000
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2017A, Sub-Series A-1, RB, BAN, 2.00%, 02/15/18(d)		1,000	1,000,388
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0536, RB, VRDN (Royal Bank of Canada LIQ), 1.19%, 02/07/18(a)(b)(c)		500	500,000

			19,250,388
North Carolina — 0.9%
County of New Hanover, Series 2006, GO, VRDN (Wells Fargo Bank NA SBPA), 1.14%, 02/07/18(a)		1,430	1,430,000

			1,430,000
Ohio — 2.5%
American Municipal Power, Inc. (City of Newton Falls Project), Series 2017, RB, BAN, 2.00%, 06/21/18		100	100,307
American Municipal Power, Inc. (Village of Genoa Project), Series 2017, RB, BAN, 2.25%, 12/13/18		500	503,232
American Municipal Power, Inc. (Village of Monroeville Project), Series 2017, RB, BAN, 2.25%, 04/26/18		790	791,820
City of Kirtland, Series 2017, GO, BAN, 2.00%, 06/21/18		500	501,419
City of Uhrichsville, Series 2017, GO, BAN, 2.00%, 06/28/18		925	928,130
Ohio State Hospital Facility Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0573, RB, VRDN (Toronto-Dominion Bank LIQ), 1.19%, 02/07/18(a)(b)(c)		350	350,000
Village of Woodmere, Series 2017, GO, BAN, 2.00%, 10/03/18		765	769,807

			3,944,715
Pennsylvania — 4.9%
City of Philadelphia, Series 2017-18A, RB, TAN, 2.00%, 06/29/18		1,000	1,002,736
Montgomery County Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2002, RB, VRDN (TD Bank NA SBPA), 1.06%, 02/01/18(a)		3,355	3,355,000
RBC Municipal Products, Inc. Trust, Series 2017E-111, RB, VRDN (Royal Bank of Canada LOC), 1.06%, 02/01/18(a)(b)(c)		2,000	2,000,000
Westmoreland County Municipal Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1075, RB, VRDN (Barclays Bank plc LOC), 1.20%, 02/07/18(a)(b)(c)		1,000	1,000,000

			7,357,736
Rhode Island — 0.7%
City of Cranston, Series 2017-1, GO, BAN, 2.00%, 09/06/18		1,000	1,005,944

			1,005,944
South Carolina — 2.0%
Kershaw County School District, Series 2017, GO, BAN, 4.00%, 02/08/18		3,000	3,001,691

			3,001,691
Texas — 14.6%
City of Austin Water & Wastewater System, Series 2008, RB, VRDN (Citibank NA LOC), 1.16%, 02/07/18(a)		700	700,000

2

Schedule of Investments (Unaudited) (continued) January 31, 2018	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Texas (continued)
City of Fort Worth (Tarrant, Denton, Parker, Johnson and Wise Counties), Series 2015A, GO, 4.00%, 03/01/18	USD	1,550	$1,553,485
City of Garland Water & Sewer System, Series 2018, TECP (Sumitomo Mitsui Banking Corp. LOC), 1.47%, 03/07/18		5,000	5,000,000
City of San Antonio, Series 2017A, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.12%, 03/06/18		1,000	1,000,000
Harris County Cultural Education Facilities Finance Corp. (Methodist Health System), Series 2017 9C-1, VRDN, 1.07%, 02/15/18		3,000	3,000,000
Harris County Cultural Education Facilities Finance Corp. (Methodist Health System), Series 2018 9C-1, VRDN, 1.34%, 03/15/18		4,000	4,000,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals & Refining USA, Inc.), Series 2010 A, RB, VRDN, 1.16%, 02/07/18(a)		1,000	1,000,000
Port of Port Arthur Navigation District (ATOFINA Petrochemicals, Inc.), Series 2002C, RB, VRDN, 1.16%, 02/07/18(a)		1,500	1,500,000
San Antonio Electric & Gas, Series 2017B, TECP, 1.15%, 03/07/18		1,000	1,000,000
State of Texas, Series 2017, RB, TAN, 4.00%, 08/30/18		2,000	2,031,794
Texas Transportation Commission, Series 2014-B1, RB, VRDN (Sumitomo Mitsui Banking Corp. LIQ), 1.07%, 02/07/18(a)		1,000	1,000,000

			21,785,279
Utah — 4.2%(a)
City of Murray (IHC Health Services, Inc.), Series 2003A, RB, VRDN, 1.12%, 02/07/18		2,100	2,100,000
County of Emery (PacifiCorp Project), Series 1994, RB, VRDN (Canadian Imperial Bank LOC), 1.12%, 02/07/18		1,400	1,400,000
County of Utah (IHC Health Services, Inc.), Series 2016C, RB, VRDN (BMO Harris Bank NA SBPA), 1.10%, 02/07/18		600	600,000
County of Weber (IHC Health Services, Inc.), Series 2000A, RB, VRDN (Bank of New York Mellon SBPA), 0.97%, 02/01/18		900	900,000
County of Weber (IHC Health Services, Inc.), Series 2000B, RB, VRDN (US Bank NA SBPA), 1.10%, 02/07/18		1,300	1,300,000

			6,300,000
Virginia — 0.8%
Lexington Industrial Development Authority (Washington & Lee University (The)), Series 2010, RB, VRDN, 1.11%, 02/07/18(a)		1,200	1,200,000

			1,200,000
Washington — 0.7%
University of Washington, Series 2018A, TECP, 1.22%, 02/13/18		1,000	1,000,000

			1,000,000
Wisconsin — 4.8%
Wisconsin Housing & Economic Development Authority, Series 2017C-4, RB, VRDN (Federal Home Loan Bank SBPA), 1.22%, 02/07/18(a)		7,255	7,255,000

			7,255,000

Total Municipal Bonds — 93.6% (Cost: $140,625,637)			140,625,637

Security	Par (000)		Value
Closed-End Investment Companies — 6.1%(a)(c)

New York — 3.0%
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 1, VRDP, (Citibank NA LIQ), 1.24%, 02/07/18	USD	1,500	$1,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 5, VRDP, (Toronto-Dominion Bank LIQ), 1.23%, 02/07/18		3,000	3,000,000

			4,500,000
Ohio — 3.1%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2, VRDP, (Citibank NA LIQ), 1.26%, 02/07/18		4,000	4,000,000
Nuveen AMT-Free Quality Municipal Income Fund, Series 5, VRDP, (Sumitomo Mitsui Banking Corp. LOC), 1.26%, 02/07/18		700	700,000

			4,700,000
Total Closed-End Investment Companies — 6.1% (Cost: $9,200,000)			9,200,000

Total Investments — 99.7% (Cost: $149,825,637)(e)			149,825,637

Other Assets Less Liabilities — 0.3%			500,537

Net Assets — 100.0%			$150,326,174

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Cost for U.S. federal income tax purposes.

3

Schedule of Investments (Unaudited) (continued) January 31, 2018	MuniFund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$149,825,637	$—	$149,825,637

(a)	See above Schedule of Investments for values in each state.

During the period ended January 31, 2018, there were no transfers between levels.

4

Schedule of Investments (Unaudited) January 31, 2018	New York Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds — 97.4%

New York — 97.4%(a)
Albany Industrial Development Agency (Corning Preserve/Hudson Riverfront Development Project), Series 2002, RB, VRDN (Keybank NA LOC), 1.24%, 02/07/18	USD	730	$730,000
Amherst Development Corp. (Asbury Pointe, Inc. Project), Series 2011A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.21%, 02/07/18		1,600	1,600,000
City of New York, Series 2008J, Sub-Series J-6, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.99%, 01/31/18		200	200,000
City of New York, Series 2012G, Sub-Series G-7, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.97%, 02/01/18		300	300,000
City of New York, Series 2014D, Sub-Series D-4, GO, VRDN (TD Bank NA LOC), 0.97%, 02/01/18		100	100,000
East Rochester Housing Authority (Park Ridge Nursing Home, Inc. Project), Series 2008, RB, VRDN (M&T Bank Corp. LOC), 1.21%, 02/07/18		585	585,000
Franklin County Civic Development Corp. (Alice Hyde Medical Center Project), Series 2013A, RB, VRDN (HSBC Bank USA NA LOC), 1.19%, 02/07/18		675	675,000
Housing Development Corp., Series 2017C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 1.13%, 02/07/18		400	400,000
Metropolitan Transportation Authority, Series 2015E-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.10%, 02/07/18		100	100,000
Metropolitan Transportation Authority, Series 2016B, Sub-Series B-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.14%, 02/07/18		700	700,000
Nassau Health Care Corp., Series 2009C, Sub-Series C2, RB, VRDN (Wells Fargo Bank NA LOC), 1.17%, 02/07/18		535	535,000
New York City Health & Hospital Corp., Series 2008B, RB, VRDN (TD Bank NA LOC), 1.06%, 02/07/18		500	500,000
New York City Health & Hospital Corp. (HHC Capital Corp.), Series 2008C, RB, VRDN (TD Bank NA LOC), 1.02%, 02/07/18		300	300,000
New York City Municipal Water Finance Authority, Series 2008BB, Sub-Series BB-5, RB, VRDN (Bank of America NA SBPA), 0.95%, 02/01/18		100	100,000
New York City Municipal Water Finance Authority, Series 2012, Sub-Series A-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.99%, 02/01/18		200	200,000
New York City Municipal Water Finance Authority, Series 2012A, Sub-Series A-2, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.95%, 02/01/18		200	200,000
New York City Municipal Water Finance Authority, Series 2012B, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.98%, 02/01/18		100	100,000
New York City Municipal Water Finance Authority, Series 2013AA, Sub-Series AA-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.15%, 02/07/18		150	150,000
New York City Municipal Water Finance Authority, Series 2016BB-1B, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.97%, 02/01/18		200	200,000
New York City Transitional Finance Authority Future Tax Secured, Series 2003-1, Sub-Series 1C, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.00%, 02/01/18		300	300,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013A, Sub-Series A-4, RB, VRDN (Northern Trust Co. SBPA), 0.97%, 02/01/18		500	500,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013C, Sub-Series C-5, RB, VRDN (Sumitomo Mitsui Banking Corp. LOC), 1.12%, 02/07/18		300	300,000

Security		Par (000)	Value
New York (continued)
New York Environmental Facilities Corporation Clean Water Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2344, RB, VRDN (Citibank NA LIQ), 1.18%, 02/07/18(b)(c)	USD	1,100	$1,100,000
New York Local Government Assistance Corp., Series 2008B-7V, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.07%, 02/07/18		500	500,000
New York Local Government Assistance Corp. (A Public Benefit Corporation Of The State Of New York), Series 2003A-8V, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.07%, 02/07/18		700	700,000
New York State Dormitory Authority, Series 2005B, RB, VRDN (Mizuho Bank Ltd. LOC), 1.11%, 02/07/18		200	200,000
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008C, RB, VRDN (Bank of America NA LOC), 1.13%, 02/07/18		190	190,000
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008D, RB, VRDN (TD Bank NA LOC), 1.12%, 02/07/18		585	585,000
New York State Dormitory Authority (St John’s University), Series 2008B-1, RB, VRDN (Bank of America NA LOC), 1.13%, 02/07/18		295	295,000
New York State Dormitory Authority (Trustees of Columbia University), Series 2005B, RB, VRDN, 1.10%, 02/07/18		600	600,000
New York State Dormitory Authority (University of Rochester), Series 2003A, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.00%, 02/01/18		100	100,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Series 2005A, Sub-Series A-1, RB, VRDN (Mizuho Bank Ltd. LOC), 1.05%, 02/07/18		600	600,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Series 2005A, Sub-Series A-2, RB, VRDN (Mizuho Bank Ltd. LOC), 1.07%, 02/07/18		300	300,000
New York State Housing Finance Agency, Series 2003L, RB, VRDN (Bank of America NA LOC), 1.03%, 02/07/18		615	615,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2008A, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 1.10%, 02/07/18		250	250,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2010A, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 1.10%, 02/07/18		500	500,000
New York State Housing Finance Agency (606 West 57th Street Housing), Series 2016A, RB, VRDN (Wells Fargo Bank NA LOC), 1.09%, 02/07/18		1,100	1,100,000
New York State Housing Finance Agency (625 West 57th Street Housing), Series 2014A, RB, VRDN (Bank of New York Mellon LOC), 1.10%, 02/07/18		300	300,000
New York State Housing Finance Agency (625 West 57th Street Housing), Series 2015A-1, RB, VRDN (Bank of New York Mellon LOC), 1.10%, 02/07/18		700	700,000
New York State Housing Finance Agency (Barclay Street Realty LLC), Series 2004A, RB, VRDN (Federal National Mortgage Association LOC), 1.07%, 02/07/18		1,350	1,350,000
New York State Housing Finance Agency (Clinton Park Development LLC), Series 2010A, RB, VRDN (Federal Home Loan Mortgage Corp. LIQ), 1.09%, 02/07/18		700	700,000
New York State Housing Finance Agency (Historic Front Street Housing), Series 2003A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.06%, 02/07/18		850	850,000
New York State Urban Development Corp., Series 2008A-1, RB, VRDN (Wells Fargo Bank NA LOC), 1.17%, 02/07/18		445	445,000

1

Schedule of Investments (Unaudited) (continued) January 31, 2018	New York Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
New York (continued)
Oneida County Industrial Development Agency (Mohawk Valley Community College Dormitory Corp.), Series 2004 A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.21%, 02/07/18	USD	500	$500,000
Rensselaer County Industrial Development Agency (Sage Colleges (The)), Series 2002A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.21%, 02/07/18		600	600,000
Syracuse Industrial Development Agency (Syracuse University), Series 2005B, RB, VRDN (US Bank NA LOC), 1.07%, 02/07/18		400	400,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2008A-2, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.95%, 02/01/18		485	485,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2001C, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.08%, 02/07/18		300	300,000
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0536, RB, VRDN (Royal Bank of Canada LIQ), 1.19%, 02/07/18(b)(c)		1,000	1,000,000
Westchester County Industrial Development Agency (Northern Westchester Hospital Association), Series 2004, RB, VRDN (TD Bank NA LOC), 1.12%, 02/07/18		500	500,000

Total Municipal Bonds — 97.4% (Cost: $24,540,000)			24,540,000

Closed-End Investment Companies — 2.0%(a)(c)

New York — 2.0%
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 3, VRDP, (Citibank NA LIQ), 1.24%, 02/07/18		500	500,000

Total Closed-End Investment Companies — 2.0% (Cost: $500,000)			500,000

Total Investments — 99.4% (Cost: $25,040,000)(d)			25,040,000

Other Assets Less Liabilities — 0.6%			158,204

Net Assets — 100.0%			$25,198,204

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Cost for U.S. federal income tax purposes.

2

Schedule of Investments (Unaudited) (continued) January 31, 2018	New York Money Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$25,040,000	$—	$25,040,000

(a)	See above Schedule of Investments for values in the state.

During the period ended January 31, 2018, there were no transfers between levels.

3

Schedule of Investments (Unaudited) January 31, 2018	TempCash (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Certificates of Deposit — 26.9%

Domestic — 1.6%
Wells Fargo Bank NA:
1.60%, 07/27/18	USD	6,000	$5,988,738
(LIBOR USD 1 Month + 0.22%), 1.79%, 08/09/18(a)		10,000	10,001,515
(LIBOR USD 1 Month + 0.22%), 1.78%, 11/15/18(a)		10,000	9,999,246
(LIBOR USD 1 Month + 0.25%), 1.81%, 11/18/18(a)		5,000	5,000,738

			30,990,237
Euro — 1.7%
ABN AMRO Bank NV, 1.55%, 02/06/18		10,000	9,997,134
Credit Industriel et Commercial SA:
1.55%, 04/13/18		2,000	1,999,332
1.60%, 05/18/18		5,000	4,996,445
KBC Bank NV, 1.57%, 02/12/18		15,000	14,999,822

			31,992,733
Yankee — 23.6%(b)
Bank of Montreal, Chicago(a):
(LIBOR USD 1 Month + 0.34%), 1.90%, 03/15/18		2,000	2,000,969
(LIBOR USD 1 Month + 0.19%), 1.75%, 05/04/18		4,000	4,001,467
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.66%, 03/19/18		25,000	25,001,041
BNP Paribas SA, New York(a):
(LIBOR USD 1 Month + 0.18%), 1.75%, 05/02/18		10,000	10,003,463
(LIBOR USD 1 Month + 0.20%), 1.77%, 05/02/18		9,000	9,003,571
(LIBOR USD 1 Month + 0.20%), 1.76%, 07/16/18		10,000	10,000,946
Canadian Imperial Bank of Commerce, New York, (LIBOR USD 1 Month + 0.19%), 1.76%, 08/31/18(a)		15,000	14,999,916
Cooperatieve Rabobank UA, New York, (LIBOR USD 1 Month + 0.18%), 1.73%, 11/13/18(a)		10,000	9,997,606
Credit Industriel et Commercial, New York(a):
(LIBOR USD 1 Month + 0.16%), 1.73%, 06/01/18		20,000	20,003,241
(LIBOR USD 1 Month + 0.19%), 1.74%, 07/11/18		10,000	10,001,549
Dexia Credit Local SA, New York, (LIBOR USD 1 Month + 0.22%), 1.79%, 02/01/18(a)		3,000	3,000,032
DNB Bank ASA, New York, (LIBOR USD 1 Month + 0.16%), 1.72%, 08/06/18(a)		20,000	19,997,757
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, New York, 1.45%, 02/26/18		15,000	14,998,852
KBC Bank NV, New York, 1.44%, 02/02/18		20,000	19,999,993
Mitsubishi UFJ Trust & Banking Corp., New York, (LIBOR USD 1 Month + 0.22%), 1.78%, 05/24/18(a)		10,000	10,003,110
Mizuho Bank Ltd., New York(a):
(LIBOR USD 1 Month + 0.20%), 1.75%, 02/12/18		5,000	5,000,534
(LIBOR USD 1 Month + 0.16%), 1.72%, 03/14/18		4,000	4,001,065
(LIBOR USD 1 Month + 0.21%), 1.76%, 04/09/18		15,000	15,006,258
(LIBOR USD 1 Month + 0.23%), 1.79%, 06/18/18		7,400	7,401,030
Norinchukin Bank (The), New York(a):
(LIBOR USD 1 Month + 0.18%), 1.74%, 02/21/18		12,000	12,002,011
(LIBOR USD 1 Month + 0.20%), 1.77%, 05/31/18		15,000	15,004,329
(LIBOR USD 1 Month + 0.19%), 1.75%, 06/05/18		15,000	15,003,825
(LIBOR USD 1 Month + 0.20%), 1.00%, 08/01/18		20,000	20,000,000
Oversea-Chinese Banking Corp. Ltd., New York:
1.51%, 04/18/18		4,000	3,998,196
(LIBOR USD 1 Month + 0.22%), 1.78%, 07/18/18(a)		2,000	2,000,428
Royal Bank of Canada, New York(a):
(LIBOR USD 1 Month + 0.32%), 1.88%, 03/16/18		1,000	1,000,467
(LIBOR USD 1 Month + 0.24%), 1.80%, 04/19/18		3,000	3,001,453
(LIBOR USD 1 Month + 0.21%), 1.76%, 08/09/18		3,850	3,850,047
Sumitomo Mitsui Banking Corp., New York(a):
(LIBOR USD 1 Month + 0.20%), 1.76%, 02/05/18		4,000	4,000,189

Security	Par (000)		Value
Yankee (continued)
(LIBOR USD 1 Month + 0.15%), 1.70%, 03/09/18	USD	10,000	$10,002,368
(LIBOR USD 1 Month + 0.21%), 1.77%, 04/26/18		5,000	5,001,672
Sumitomo Mitsui Trust Bank Ltd., New York:
(LIBOR USD 1 Month + 0.20%), 1.76%, 02/05/18 - 04/13/18(a)		6,000	6,001,514
1.60%, 02/13/18		10,000	10,000,361
1.65%, 03/16/18		15,000	15,000,851
(LIBOR USD 1 Month + 0.16%), 1.72%, 05/23/18(a)		20,000	20,000,172
Svenska Handelsbanken AB, New York:
(LIBOR USD 1 Month + 0.11%), 1.67%, 05/18/18(a)		12,000	12,001,567
(LIBOR USD 1 Month + 0.14%), 1.71%, 07/02/18(a)		5,000	5,000,529
1.54%, 07/13/18		7,000	6,990,986
(LIBOR USD 1 Month + 0.16%), 1.72%, 09/04/18(a)		15,000	14,997,435
(LIBOR USD 1 Month + 0.18%), 1.74%, 10/26/18(a)		5,000	4,999,182
Toronto-Dominion Bank (The), New York(a):
(LIBOR USD 1 Month + 0.34%), 1.90%, 03/13/18		2,000	2,000,937
(LIBOR USD 1 Month + 0.20%), 1.76%, 08/17/18 - 09/04/18		26,000	25,998,824
UBS AG, Stamford, (LIBOR USD 1 Month + 0.27%), 1.84%, 06/01/18(a)		5,000	5,002,300

			437,282,043

Total Certificates of Deposit — 26.9% (Cost: $500,248,066)			500,265,013

Commercial Paper — 46.7%
Albion Capital Corp. SA, 1.61%, 02/22/18(c)		18,310	18,293,126
Alpine Securitization Ltd., 1.75%, 03/05/18(d)		15,000	15,002,078
Antalis SA, 1.49%, 02/02/18(c)(d)		30,170	30,167,523
Bank Nederlandse Gemeenten NV, 1.47%, 02/06/18(c)(d)		75,000	74,981,400
Bank of Nova Scotia (The), 1.86%, 03/20/18(c)(d)		20,000	19,959,040
Barclays Bank plc(c):
1.45%, 02/01/18		40,000	39,998,389
1.81%, 04/09/18		10,000	9,967,756
Bedford Row Funding Corp., (LIBOR USD 1 Month + 0.22%), 1.78%, 04/26/18(a)(d)		4,000	4,001,761
Bennington Stark Capital Co. LLC(c)(d):
1.50%, 02/06/18		31,000	30,992,431
1.83%, 04/25/18		20,000	19,915,160
BPCE SA, 1.83%, 04/02/18(c)(d)		9,000	8,975,768
Canadian Imperial Bank of Commerce, 1.71%, 03/19/18(c)(d)		15,000	14,971,193
Commonwealth Bank of Australia(a)(d):
(LIBOR USD 1 Month + 0.32%), 1.88%, 03/16/18		3,000	3,001,402
(LIBOR USD 1 Month + 0.19%), 1.74%, 09/10/18		10,750	10,749,304
(LIBOR USD 1 Month + 0.19%), 1.76%, 09/28/18		15,000	14,998,527
(LIBOR USD 1 Month + 0.20%), 1.75%, 10/10/18		15,000	14,998,827
DBS Bank Ltd.(d):
1.50%, 02/02/18(c)		12,540	12,538,968
(LIBOR USD 1 Month + 0.12%), 1.69%, 03/27/18(a)		5,000	5,001,207
(LIBOR USD 1 Month + 0.12%), 1.68%, 05/17/18(a)		10,000	10,001,131
DNB Bank ASA, (LIBOR USD 1 Month + 0.31%), 1.87%, 03/23/18(a)(d)		3,000	3,001,511
Erste Abwicklungstl Corp.(a)(d):
(LIBOR USD 1 Month + 0.11%), 1.67%, 04/17/18		30,000	30,006,268
(LIBOR USD 1 Month + 0.15%), 1.72%, 07/30/18		6,000	5,999,039
Federation des caisses Desjardins du Quebec (The)(c):
1.44%, 02/02/18(d)		10,000	9,999,211
1.44%, 02/05/18(d)		25,000	24,995,028
1.72%, 06/01/18		10,000	9,938,794
1.62%, 07/18/18		4,000	3,964,869

1

Schedule of Investments (Unaudited) (continued) January 31, 2018	TempCash (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Paper (continued)
Gotham Funding Corp., 1.46%, 02/12/18(c)(d)	USD	10,000	$9,995,123
ING US Funding LLC(a):
(LIBOR USD 1 Month + 0.13%), 1.70%, 05/01/18		10,000	10,002,217
(LIBOR USD 1 Month + 0.16%), 1.72%, 06/18/18		7,000	7,001,082
(LIBOR USD 1 Month + 0.19%), 1.75%, 07/05/18		10,000	10,000,840
(LIBOR USD 1 Month + 0.19%), 1.75%, 07/13/18		5,000	5,000,741
Kells Funding LLC, 1.56%, 03/07/18(c)(d)		9,000	8,986,044
Lexington Parker Capital Co. LLC, 1.91%, 05/01/18(c)(d)		4,755	4,733,246
Manhattan Asset Funding Co. LLC, 1.59%, 03/14/18(c)(d)		25,927	25,877,938
Mizuho Bank Ltd., 1.65%, 03/08/18(c)(d)		10,000	9,984,400
National Australia Bank Ltd.(a)(d):
(LIBOR USD 1 Month + 0.11%), 1.68%, 05/01/18		10,000	10,001,718
(LIBOR USD 1 Month + 0.18%), 1.74%, 09/13/18		18,000	17,998,707
Nederlandse Waterschapsbank NV(c)(d):
1.48%, 02/05/18		40,000	39,991,983
1.47%, 02/06/18		20,000	19,995,180
NRW Bank(c)(d):
1.43%, 03/05/18		2,000	1,997,125
1.41%, 03/07/18		4,000	3,993,883
1.76%, 04/18/18		20,000	19,927,321
Old Line Funding LLC, (LIBOR USD 1 Month + 0.23%), 1.79%, 06/21/18(a)(d)		4,000	4,001,620
Ontario Teachers’ Finance Trust(c)(d):
1.46%, 02/22/18		5,800	5,794,548
1.43%, 04/10/18		7,000	6,977,675
Oversea-Chinese Banking Corp. Ltd.(a)(d):
(LIBOR USD 1 Month + 0.14%), 1.69%, 05/08/18		19,400	19,403,728
(LIBOR USD 1 Month + 0.20%), 1.75%, 05/10/18		3,000	3,001,023
(LIBOR USD 1 Month + 0.19%), 1.74%, 06/08/18		2,000	2,000,248
(LIBOR USD 1 Month + 0.22%), 1.78%, 07/13/18		3,000	3,000,675
(LIBOR USD 1 Month + 0.21%), 1.77%, 09/06/18		12,000	12,002,342
PSP Capital, Inc., (LIBOR USD 1 Month + 0.15%), 1.72%, 06/01/18(a)(d)		7,000	7,002,072
Ridgefield Funding Co. LLC(c)(d):
1.51%, 02/07/18		5,170	5,168,522
1.81%, 04/16/18		15,000	14,945,313
Thunder Bay Funding LLC, (LIBOR USD 1 Month + 0.23%), 1.79%, 06/20/18(a)(d)		4,000	4,001,269
Toronto-Dominion Bank (The):
1.79%, 09/25/18(d)		8,000	8,000,403
(LIBOR USD 1 Month + 0.19%), 1.76%, 10/02/18(a)		10,000	9,997,683
Toyota Motor Credit Corp.(a):
(LIBOR USD 1 Month + 0.20%), 1.76%, 03/13/18		6,000	6,001,829
(LIBOR USD 1 Month + 0.20%), 1.76%, 05/22/18		10,000	10,003,272
UBS AG, (LIBOR USD 1 Month + 0.21%), 1.77%, 07/24/18(a)(d)		15,000	15,000,942
United Overseas Bank Ltd., 1.55%, 03/08/18(c)(d)		15,000	14,976,630
Versailles Commercial Paper LLC, 1.58%, 02/16/18(c)(d)		5,000	4,996,653
Victory Receivables Corp., 1.58%, 03/08/18(c)		10,000	9,984,180
Westpac Banking Corp.(d):
(LIBOR USD 1 Month + 0.32%), 1.88%, 03/15/18(a)		3,000	3,001,372
1.55%, 07/20/18(c)		4,500	4,460,539
(LIBOR USD 1 Month + 0.19%), 1.74%, 09/06/18(a)		20,000	19,998,791
(LIBOR USD 1 Month + 0.19%), 1.76%, 09/27/18(a)		5,000	4,999,512
(LIBOR USD 1 Month + 0.19%), 1.75%, 10/05/18(a)		15,000	14,998,165

Total Commercial Paper — 46.7% (Cost: $865,613,620)			865,626,265

Security	Par (000)		Value
Time Deposits — 12.8%
Credit Agricole Corporate and Investment Bank SA, 1.33%, 02/01/18	USD	46,640	$46,640,000
ING Bank NV, 1.47%, 02/06/18		30,000	30,000,000
KBC Bank NV, 1.35%, 02/01/18		35,000	35,000,000
Nordea Bank AB, 1.34%, 02/01/18		20,000	20,000,000
Royal Bank of Canada, 1.45%, 02/02/18		40,000	40,000,000
Skandinaviska Enskilda Banken AB, 1.34%, 02/01/18		25,000	25,000,000
Standard Chartered Bank, 1.44%, 02/02/18		40,000	40,000,000

Total Time Deposits — 12.8% (Cost: $236,640,000)			236,640,000

Total Repurchase Agreements — 10.8% (Cost: $199,500,000)			199,500,000

Total Investments — 97.2% (Cost: $1,802,001,686)(e)			1,802,031,278

Other Assets Less Liabilities — 2.8%			51,005,532

Net Assets — 100.0%			$1,853,036,810

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Rates are discount rates or a range of discount rates at the time of purchase.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Cost for U.S. federal income tax purposes.

2

Schedule of Investments (Unaudited) (continued) January 31, 2018	TempCash (Percentages shown are based on Net Assets)

Repurchase Agreements

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas SA	1.52	%(a)	01/31/18	02/01/18	$1,000	$1,000	$1,000,042	Corporate/Debt Obligation, 2.51%, due 07/25/33	$15,824,096	$1,070,000
Citigroup Global Markets, Inc.	1.47	(a)	01/31/18	02/01/18	12,000	12,000	12,000,490	U.S. Treasury Obligation, 1.38%, due 07/15/18	10,555,800	12,240,070
	2.11	(b)	01/31/18	04/06/18	20,500	20,500	20,578,062	Corporate/Debt Obligations, 2.75% to 4.95%, due 06/25/44 to 11/13/50	25,709,011	21,935,001

Total Citigroup Global Markets, Inc.						$32,500				$34,175,071
Credit Suisse Securities USA LLC	1.67	(a)	01/31/18	02/01/18	6,000	6,000	6,000,278	Corporate/Debt Obligation, 2.29%, due 02/28/57	8,265,000	7,200,695
	2.03	(b)	01/31/18	03/07/18	5,000	5,000	5,009,868	Corporate/Debt Obligation, 2.29%, due 02/28/57	6,890,000	6,002,758

Total Credit Suisse Securities USA LLC						$11,000				$13,203,453
HSBC Securities USA, Inc.	1.54		01/31/18	02/01/18	7,000	7,000	7,000,300	U.S. Government Sponsored Agency Obligation, 1.50%, due 01/28/20 and Cash	7,010,000	7,009,953
	1.62	(a)	01/31/18	02/01/18	35,000	35,000	35,001,575	U.S. Government Sponsored Agency Obligations, 0.00% to 4.00%, due 02/01/18 to 09/01/47	35,607,000	35,868,520
	1.67	(b)	01/31/18	03/03/18	1,000	1,000	1,001,438	Cash	1,005,000	1,005,000
	1.92	(b)	01/31/18	03/03/18	10,000	10,000	10,016,533	U.S. Government Sponsored Agency Obligation, 1.50%, due 01/28/20	10,205,000	10,203,504

Total HSBC Securities USA, Inc.						$53,000				$54,086,977
J.P. Morgan Securities LLC	1.54	(a)	01/31/18	02/01/18	8,000	8,000	8,000,342	Corporate/Debt Obligation, 0.00%, due 06/04/18	8,455,000	8,403,247
	1.60	(a)	01/31/18	02/01/18	1,000	1,000	1,000,045	Corporate/Debt Obligation, 5.43%, due 09/15/47	1,010,000	1,075,299
	2.28	(b)	01/31/18	05/02/18	1,000	1,000	1,005,758	U.S. Government Sponsored Agency Obligation, 4.41%, due 11/25/29	1,100,000	1,150,605

Total J.P. Morgan Securities LLC						$10,000				$10,629,151
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.12	(b)	01/31/18	04/06/18	10,000	10,000	10,038,278	Corporate/Debt Obligation, 1.46%, due 10/26/36	14,459,595	12,500,000
Mizuho Securities USA LLC	2.32	(b)	01/31/18	03/07/18	22,000	22,000	22,049,687	Corporate/Debt Obligations, 2.00% to 4.70%, due 11/07/19 to 11/10/47	23,215,266	23,100,001
RBC Capital Markets LLC	1.50	(a)	01/31/18	02/01/18	2,000	2,000	2,000,083	Corporate/Debt Obligation and U.S. Government Sponsored Agency Obligations, 2.50% to 5.24%, due 03/01/24 to 02/01/48	53,885,834	2,093,604

3

Schedule of Investments (Unaudited) (continued) January 31, 2018	TempCash (Percentages shown are based on Net Assets)

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

Scotia Capital USA, Inc.	1.62	%(a)	01/31/18	02/01/18	$5,000	$5,000	$ 5,000,225	Corporate/Debt Obligations, 1.70% to 4.40%, due 06/16/18 to 04/01/21	$ 5,249,000	$ 5,250,693
TD Securities USA LLC	1.54	(a)	01/31/18	02/01/18	3,000	3,000	3,000,129	Corporate/Debt Obligation, 4.35%, due 11/15/45	2,886,000	3,150,742
Wells Fargo Securities LLC	1.57	(a)	01/31/18	02/01/18	36,000	36,000	36,001,570	Corporate/Debt Obligations, 0.00% to 6.41%, due 02/20/18 to 11/15/48	37,475,361	38,137,937
	1.62	(a)	01/31/18	02/01/18	3,000	3,000	3,000,135	Corporate/Debt Obligation, 0.00%, due 03/02/18	3,165,830	3,150,001
	1.92		12/06/17	03/05/18	11,000	11,000	11,052,213	Corporate/Debt Obligations, 7.13% to 8.00%, due 10/15/21 to 04/15/32	18,357,000	12,626,678

Total Wells Fargo Securities LLC						$50,000				$ 53,914,616
Total						$199,500				$ 213,174,308

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

4

Schedule of Investments (Unaudited) (continued) January 31, 2018	TempCash (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$1,802,031,278	$—	$1,802,031,278

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2018, there were no transfers between levels.

5

Schedule of Investments (Unaudited) January 31, 2018	TempFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Certificates of Deposit — 32.4%

Domestic — 3.0%
Wells Fargo Bank NA:
(LIBOR USD 1 Month + 0.16%), 1.73%, 07/02/18(a)	USD	75,000	$75,010,556
1.60%, 07/27/18		73,000	72,862,981
(LIBOR USD 1 Month + 0.22%), 1.79%, 08/09/18(a)		50,000	50,007,573
(LIBOR USD 1 Month + 0.22%), 1.78%, 10/15/18 - 11/15/18(a)		120,000	119,997,015
(LIBOR USD 1 Month + 0.25%), 1.81%, 11/18/18(a)		75,000	75,011,075

			392,889,200
Euro — 4.0%
ABN AMRO Bank NV, 1.55%, 02/06/18		200,000	199,942,684
Credit Industriel et Commercial SA:
1.55%, 04/13/18		125,000	124,958,241
1.60%, 05/18/18		75,000	74,946,683
KBC Bank NV, 1.57%, 02/12/18		125,000	124,998,512

			524,846,120
Yankee — 25.4%(b)
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.66%, 03/19/18		200,000	200,008,324
BNP Paribas SA, New York(a):
(LIBOR USD 1 Month + 0.18%), 1.75%, 05/02/18		100,000	100,034,634
(LIBOR USD 1 Month + 0.20%), 1.77%, 05/02/18		81,000	81,032,138
(LIBOR USD 1 Month + 0.20%), 1.76%, 07/16/18		100,000	100,009,462
Cooperatieve Rabobank UA, New York, (LIBOR USD 1 Month + 0.18%), 1.73%, 11/13/18(a)		165,000	164,960,497
Credit Industriel et Commercial, New York(a):
(LIBOR USD 1 Month + 0.14%), 1.70%, 05/15/18		125,000	125,023,255
(LIBOR USD 1 Month + 0.19%), 1.74%, 07/11/18		65,000	65,010,072
DNB Bank ASA, New York, (LIBOR USD 1 Month + 0.16%), 1.72%, 08/06/18(a)		100,000	99,988,784
KBC Bank NV, New York, 1.44%, 02/02/18		200,000	199,999,930
Mitsubishi UFJ Trust & Banking Corp., New York(a):
(LIBOR USD 1 Month + 0.17%), 1.73%, 05/17/18		200,000	200,042,698
(LIBOR USD 1 Month + 0.22%), 1.78%, 05/24/18		90,000	90,027,990
Mizuho Bank Ltd., New York(a):
(LIBOR USD 1 Month + 0.20%), 1.75%, 02/12/18		35,000	35,003,737
(LIBOR USD 1 Month + 0.20%), 1.76%, 04/06/18 - 04/09/18		55,000	55,021,266
(LIBOR USD 1 Month + 0.21%), 1.77%, 04/06/18		155,000	155,063,748
(LIBOR USD 1 Month + 0.23%), 1.79%, 06/18/18		25,000	25,003,481
Norinchukin Bank (The), New York(a):
(LIBOR USD 1 Month + 0.18%), 1.74%, 02/21/18		35,000	35,005,864
(LIBOR USD 1 Month + 0.20%), 1.75%, 07/10/18		40,000	40,006,718
Oversea-Chinese Banking Corp. Ltd., New York:
1.51%, 04/18/18		94,000	93,957,622

Security	Par (000)		Value
Yankee (continued)
(LIBOR USD 1 Month + 0.22%), 1.78%, 07/18/18(a)	USD	43,000	$43,009,195
Sumitomo Mitsui Banking Corp., New York(a):
(LIBOR USD 1 Month + 0.20%), 1.76%, 02/05/18		50,000	50,002,361
(LIBOR USD 1 Month + 0.15%), 1.70%, 03/09/18		150,000	150,035,521
(LIBOR USD 1 Month + 0.21%), 1.77%, 04/26/18 - 05/07/18		180,000	180,056,565
Sumitomo Mitsui Trust Bank Ltd., New York(a):
(LIBOR USD 1 Month + 0.20%), 1.76%, 02/05/18 - 04/13/18		135,000	135,023,291
(LIBOR USD 1 Month + 0.21%), 1.77%, 05/18/18		75,000	75,015,567
(LIBOR USD 1 Month + 0.16%), 1.72%, 05/23/18		300,000	300,002,580
Svenska Handelsbanken AB, New York:
(LIBOR USD 1 Month + 0.16%), 1.72%, 07/02/18 - 09/04/18(a)		150,000	150,010,550
1.54%, 07/13/18		147,000	146,810,705
Toronto-Dominion Bank (The), New York:
(LIBOR USD 1 Month + 0.34%), 1.90%, 03/13/18(a)		75,000	75,035,129
1.41%, 03/20/18		50,000	49,987,446
UBS AG, Stamford(a):
(LIBOR USD 1 Month + 0.50%), 2.07%, 04/02/18		75,000	75,067,126
(LIBOR USD 1 Month + 0.27%), 1.84%, 06/01/18		30,000	30,013,802

			3,325,270,058

Total Certificates of Deposit — 32.4% (Cost: $4,242,962,115)			4,243,005,378

Commercial Paper — 43.3%
Albion Capital Corp. SA, 1.61%, 02/22/18(c)		22,000	21,979,726
Alpine Securitization Ltd., 1.75%, 03/05/18(d)		125,000	125,017,319
Antalis SA(c):
1.49%, 02/01/18		149,750	149,743,865
1.49%, 02/02/18(d)		192,000	191,984,235
1.49%, 02/07/18(d)		150,000	149,956,542
ASB Finance Ltd., (LIBOR USD 1 Month + 0.47%), 2.02%, 02/12/18(a)(d)		13,200	13,202,596
Bank Nederlandse Gemeenten NV(c)(d):
1.45%, 02/02/18		165,000	164,986,452
1.47%, 02/06/18		200,000	199,950,400
Bank of Nova Scotia (The), 1.86%, 03/20/18(c)(d)		35,000	34,928,320
Barclays Bank plc(c):
1.45%, 02/01/18		300,000	299,987,916
1.81%, 04/09/18		149,000	148,519,575
Bennington Stark Capital Co. LLC, 1.50%, 02/02/18(c)(d)		58,500	58,495,304
BPCE SA, 1.83%, 04/02/18(c)(d)		65,000	64,824,989
Canadian Imperial Bank of Commerce, 1.71%, 03/19/18(c)(d)		150,000	149,711,930
Commonwealth Bank of Australia(a)(d):
(LIBOR USD 1 Month + 0.43%), 1.99%, 02/09/18		50,000	50,007,038
(LIBOR USD 1 Month + 0.32%), 1.88%, 03/16/18		77,000	77,035,985
(LIBOR USD 1 Month + 0.19%), 1.74%, 09/10/18		75,000	74,995,148

1

Schedule of Investments (Unaudited) (continued) January 31, 2018	TempFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Paper (continued)
(LIBOR USD 1 Month + 0.20%), 1.75%, 10/10/18	USD	105,000	$104,991,787
DBS Bank Ltd.(a)(d):
(LIBOR USD 1 Month + 0.12%), 1.69%, 03/27/18		57,000	57,013,760
(LIBOR USD 1 Month + 0.12%), 1.68%, 05/17/18		50,000	50,005,653
DNB Bank ASA, (LIBOR USD 1 Month + 0.31%), 1.87%, 03/23/18(a)(d)		100,000	100,050,366
Erste Abwicklungstl Corp., (LIBOR USD 1 Month + 0.15%), 1.72%, 07/30/18(a)(d)		54,000	53,991,357
Federation des caisses Desjardins du Quebec (The):
1.44%, 02/02/18(c)(d)		90,000	89,992,896
1.44%, 02/05/18(c)(d)		175,000	174,965,194
1.62%, 07/18/18(c)		91,000	90,200,777
(LIBOR USD 1 Month + 0.24%), 1.81%, 10/19/18(a)		75,000	74,994,101
HSBC Bank plc, (LIBOR USD 3 Month + 0.30%), 1.70%, 02/09/18(a)(d)		40,000	40,002,719
ING US Funding LLC(a):
(LIBOR USD 1 Month + 0.16%), 1.72%, 06/18/18		50,000	50,007,728
(LIBOR USD 1 Month + 0.19%), 1.75%, 07/05/18		149,550	149,586,013
(LIBOR USD 1 Month + 0.19%), 1.75%, 07/13/18		95,000	95,014,077
Kells Funding LLC, 1.42%, 03/12/18(c)(d)		500	499,106
Lexington Parker Capital Co. LLC, 1.91%, 05/01/18(c)(d)		37,665	37,492,683
LMA-Americas LLC, 1.76%, 04/05/18(c)(d)		46,000	45,862,123
Mizuho Bank Ltd.(c):
1.59%, 02/01/18		75,000	74,997,058
1.58%, 03/08/18(d)		139,900	139,681,756
Nederlandse Waterschapsbank NV(c)(d):
1.48%, 02/05/18		300,000	299,939,874
1.47%, 02/06/18		150,000	149,963,850
Nieuw Amsterdam Receivables Corp., 1.68%, 03/06/18(c)		50,000	49,925,341
Ontario Teachers’ Finance Trust(c)(d):
1.66%, 03/23/18		15,000	14,965,596
1.43%, 04/10/18		93,000	92,703,393
Oversea-Chinese Banking Corp. Ltd.(a)(d):
(LIBOR USD 3 Month + 0.17%), 1.86%, 03/28/18		100,000	100,049,050
(LIBOR USD 1 Month + 0.20%), 1.75%, 05/10/18		50,000	50,017,050
(LIBOR USD 1 Month + 0.19%), 1.75%, 06/14/18 - 06/15/18		104,000	104,012,524
(LIBOR USD 1 Month + 0.22%), 1.78%, 07/13/18		54,000	54,012,157
(LIBOR USD 1 Month + 0.21%), 1.77%, 09/06/18		90,000	90,017,563
Ridgefield Funding Co. LLC(c)(d):
1.47%, 02/01/18		50,012	50,009,988
1.81%, 04/16/18		139,000	138,493,230
1.81%, 04/18/18		100,000	99,624,625
Toronto-Dominion Bank (The):
1.79%, 09/25/18(d)		50,000	50,002,516
(LIBOR USD 1 Month + 0.19%), 1.76%, 10/02/18(a)		100,000	99,976,830
Toyota Motor Credit Corp.(a):
(LIBOR USD 1 Month + 0.20%), 1.76%, 03/13/18		100,000	100,030,483

Security	Par (000)		Value
Commercial Paper (continued)
(LIBOR USD 1 Month + 0.20%), 1.76%, 05/22/18	USD	50,000	$50,016,358
UBS AG, (LIBOR USD 1 Month + 0.21%), 1.77%, 07/24/18(a)(d)		250,000	250,015,692
United Overseas Bank Ltd., 1.41%, 02/09/18(c)(d)		1,000	999,635
Westpac Banking Corp.(d):
(LIBOR USD 1 Month + 0.44%), 1.99%, 02/09/18(a)		125,000	125,017,674
(LIBOR USD 1 Month + 0.32%), 1.88%, 03/15/18(a)		50,000	50,022,866
(LIBOR USD 1 Month + 0.17%), 1.73%, 07/17/18(a)		75,000	75,001,605
1.55%, 07/20/18(c)		21,750	21,559,271
(LIBOR USD 1 Month + 0.19%), 1.74%, 09/06/18(a)		105,000	104,993,653
(LIBOR USD 1 Month + 0.19%), 1.76%, 09/27/18(a)		40,000	39,996,098

Total Commercial Paper — 43.3% (Cost: $5,665,859,496)			5,666,043,416

Time Deposits — 9.1%
Credit Agricole Corporate and Investment Bank SA, 1.33%, 02/01/18		400,000	400,000,000
Credit Industriel et Commercial, 1.34%, 02/01/18		84,776	84,776,000
ING Bank NV, 1.47%, 02/06/18		150,000	150,000,000
KBC Bank NV, 1.35%, 02/01/18		150,000	150,000,000
Royal Bank of Canada, 1.45%, 02/02/18		250,000	250,000,000
Standard Chartered Bank, 1.44%, 02/02/18		160,000	160,000,000

Total Time Deposits — 9.1% (Cost: $1,194,776,000)			1,194,776,000

Total Repurchase Agreements — 11.2% (Cost: $1,472,500,000)			1,472,500,000

Total Investments — 96.0% (Cost: $12,576,097,611)(e)			12,576,324,794

Other Assets Less Liabilities — 4.0%			519,780,898

Net Assets — 100.0%			$13,096,105,692

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Rates are discount rates or a range of discount rates at the time of purchase.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Cost for U.S. federal income tax purposes.

2

Schedule of Investments (Unaudited) (continued) January 31, 2018	TempFund (Percentages shown are based on Net Assets)

Repurchase Agreements

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Citigroup Global Markets, Inc.	1.47	%(a)	01/31/18	02/01/18	$86,000	$86,000	$86,003,512	Corporate/Debt Obligations, 0.00% to 1.60%, due 02/01/18 to 07/12/18	$90,550,725	$90,300,000
	2.11	(b)	01/31/18	04/06/18	174,500	174,500	175,164,481	Corporate/Debt Obligations, 0.00% to 6.11%, due 05/25/19 to 03/17/59	713,233,918	186,715,001

Total Citigroup Global Markets, Inc.						$260,500				$277,015,001
Credit Suisse Securities USA LLC	1.67	(a)	01/31/18	02/01/18	74,000	74,000	74,003,433	Corporate/Debt Obligations, 3.31% to 11.78%, due 01/28/70	101,026,000	88,804,558
	2.03	(b)	01/31/18	03/07/18	50,000	50,000	50,098,680	Corporate/Debt Obligation, 2.29%, due 02/28/57	68,870,000	60,001,438

Total Credit Suisse Securities USA LLC						$124,000				$148,805,996
HSBC Securities USA, Inc.	1.54		01/31/18	02/01/18	47,000	47,000	47,002,010	Corporate/Debt Obligations, 0.71% to 3.88%, due 04/30/18 to 08/19/26	49,273,000	49,351,339
	1.54	(a)	01/31/18	02/01/18	28,000	28,000	28,001,198	Foreign Government Obligation and Corporate/Debt Obligation, 1.47% to 7.88%, due 07/15/21 to 12/31/49 and Cash	32,610,920	32,144,434
	1.62	(a)	01/31/18	02/01/18	65,000	65,000	65,002,925	Corporate/Debt Obligations, 1.35% to 4.88%, due 09/14/18 to 07/12/47	68,521,000	68,253,823
	1.67	(b)	01/31/18	03/03/18	5,000	5,000	5,007,190	Corporate/Debt Obligation, 2.60%, due 01/15/21	5,265,000	5,254,078
	1.92	(b)	01/31/18	03/03/18	93,000	93,000	93,153,760	Corporate/Debt Obligations, 1.38% to 6.38%, due 02/28/18 to 11/15/47	97,647,000	97,652,190

Total HSBC Securities USA, Inc.						$238,000				$252,655,864
J.P. Morgan Securities LLC	1.54	(a)	01/31/18	02/01/18	51,000	51,000	51,002,182	Corporate/Debt Obligations, 0.00%, due 02/05/18 to 06/04/18	53,655,000	53,551,326
	2.16	(b)	01/31/18	05/02/18	50,000	50,000	50,272,747	Corporate/Debt Obligations, 3.01% to 10.36%, due 01/18/22 to 10/25/57	67,242,000	60,006,904
	2.28	(b)	01/31/18	05/02/18	100,000	100,000	100,575,828	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligation, 1.01% to 5.81%, due 11/25/29 to 01/28/58	154,659,841	115,001,290

Total J.P. Morgan Securities LLC						$201,000				$228,559,520
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.12	(b)	01/31/18	04/06/18	60,000	60,000	60,229,667	Corporate/Debt Obligations, 0.00% to 5.96%, due 10/26/36 to 02/10/51	82,604,322	75,000,001
Mizuho Securities USA LLC	1.57	(a)	01/31/18	02/01/18	55,000	55,000	55,002,399	U.S. Government Sponsored Agency Obligations, 0.00% to 3.32%, due 02/05/18 to 10/20/43	56,363,017	56,347,702
	1.82	(a)	01/31/18	02/01/18	45,000	45,000	45,002,275	U.S. Government Sponsored Agency Obligations, 4.00% to 4.50%, due 08/15/46 to 09/20/47	44,746,245	45,937,747

Total Mizuho Securities USA LLC						$100,000				$102,285,449

3

Schedule of Investments (Unaudited) (continued) January 31, 2018	TempFund (Percentages shown are based on Net Assets)

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
RBC Capital Markets LLC	1.50	%(a)	01/31/18	02/01/18	$253,000	$253,000	$253,010,542	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 2.50% to 17.29%, due 01/15/20 to 02/01/48	$1,710,424,158	$263,883,485
Scotia Capital USA, Inc.	1.62	(a)	01/31/18	02/01/18	40,000	40,000	40,001,800	Corporate/Debt Obligations, 1.50% to 4.40%, due 02/19/18 to 03/15/22	41,657,734	42,000,000
TD Securities USA LLC	1.54	(a)	01/31/18	02/01/18	20,000	20,000	20,000,855	Corporate/Debt Obligations, 3.90% to 4.35%, due 06/09/42 to 11/15/45	19,493,000	21,000,873
Wells Fargo Securities LLC	1.57	(a)	01/31/18	02/01/18	156,000	156,000	156,006,803	Corporate/Debt Obligations, 0.00%, due 02/14/18 to 02/21/18	163,948,467	163,800,000
	1.62	(a)	01/31/18	02/01/18	20,000	20,000	20,000,900	Corporate/Debt Obligation, 0.00%, due 03/02/18	21,105,528	21,000,000

Total Wells Fargo Securities LLC						$176,000				$184,800,000
Total						$1,472,500				$1,596,006,189

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

4

Schedule of Investments (Unaudited) (continued) January 31, 2018	TempFund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$12,576,324,794	$—	$12,576,324,794

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2018, there were no transfers between levels.

5

Schedule of Investments (Unaudited) January 31, 2018	T-Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Treasury Obligations — 45.2%
U.S. Treasury Bills(a):
1.17%, 02/01/18	USD	255,000	$255,000,000
1.13%, 02/15/18		517,055	516,830,514
1.37%, 03/01/18		184,060	183,900,379
1.33%, 03/08/18		254,800	254,520,281
1.32%, 03/15/18		546,970	546,244,076
1.32%, 03/22/18		163,770	163,467,958
1.32%, 03/29/18		3,627,720	3,620,174,986
1.33%, 04/05/18		1,926,640	1,921,801,725
1.37%, 04/12/18		1,265,640	1,262,523,843
1.43%, 04/26/18		203,110	202,432,290
1.46%, 05/03/18		930,000	926,996,242
1.46%, 05/10/18		1,323,440	1,318,746,412
1.47%, 05/17/18		72,690	72,403,783
1.50%, 05/31/18		353,685	352,007,306
1.52%, 06/07/18		1,177,350	1,171,380,502
1.53%, 06/14/18		143,280	142,509,810
1.53%, 06/21/18		49,180	48,895,985
1.56%, 06/28/18		2,693,560	2,676,731,984
1.59%, 07/05/18		400,000	397,305,000
1.61%, 07/12/18		593,675	589,493,302
1.62%, 07/19/18		875,580	869,042,336
1.65%, 08/02/18		1,500,000	1,487,677,080
1.72%, 10/11/18		127,620	126,400,591
U.S. Treasury Notes:
3.50%, 02/15/18		89,645	89,732,123
0.75%, 02/28/18		271,560	271,522,984
1.00%, 03/15/18		401,600	401,634,566
2.88%, 03/31/18		380,000	381,065,469
(US Treasury 3 Month Bill Money Market Yield + 0.19%), 1.63%, 04/30/18(b)		2,069,580	2,069,680,123
1.38%, 07/31/18		562,315	562,205,924
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 1.61%, 07/31/18(b)		869,985	870,012,878

Security		Par (000)	Value
U.S. Treasury Obligations (continued)
1.50%, 08/31/18	USD	85,000	$85,052,370
1.38%, 09/30/18		245,330	244,943,507
0.88%, 10/15/18		656,025	652,460,650
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 1.61%, 10/31/18(b)		1,159,385	1,159,364,826
1.38%, 11/30/18		95,085	94,795,205
1.25% - 1.50%, 12/31/18		766,655	764,271,502
1.13% - 1.50%, 01/31/19		275,120	273,226,587
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.58%, 01/31/19(b)		704,326	704,533,295
(US Treasury 3 Month Bill Money Market Yield + 0.07%), 1.51%, 04/30/19(b)		577,775	577,774,556
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 1.50%, 07/31/19(b)		200,000	200,017,665
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 1.48%, 10/31/19(b)		1,831,335	1,831,682,396
(US Treasury 3 Month Bill Money Market Yield + 0.00%), 1.43%, 01/31/20(b)		500,000	500,000,000

Total U.S. Treasury Obligations — 45.2% (Cost: $30,840,463,011)			30,840,463,011

Total Repurchase Agreements — 54.8% (Cost: $37,429,661,258)			37,429,661,258

Total Investments — 100.0% (Cost: $68,270,124,269)(c)			68,270,124,269

Liabilities in Excess of Other Assets — (0.0)%			(10,977,287)

Net Assets — 100.0%			$68,259,146,982

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	1.30	%(a)	12/06/17	02/07/18	$250,000	$250,000	$250,568,750	U.S. Treasury Obligations, 0.00% to 7.88%, due 02/01/18 to 02/15/47	$247,060,800	$255,000,010
	1.31		01/31/18	02/01/18	104,727	104,727	104,730,811	U.S. Treasury Obligations, 0.13% to 3.13%, due 04/30/21 to 02/15/47	103,831,900	106,821,609

Total Bank of Montreal						$354,727				$361,821,619
Bank of Nova Scotia (The)	1.33		01/31/18	02/01/18	15,000	15,000	15,000,554	U.S. Treasury Obligations, 1.25% to 2.25%, due 08/31/19 to 01/31/24	15,415,400	15,300,598
Barclays Capital, Inc.	1.35		01/31/18	02/01/18	1,300,000	1,300,000	1,300,048,750	U.S. Treasury Obligations, 0.00% to 4.38%, due 08/15/18 to 11/15/45	1,303,202,146	1,326,000,007
BNP Paribas SA	1.30		01/30/18	02/06/18	425,000	425,000	425,107,431	U.S. Treasury Obligations, 0.00% to 9.13%, due 02/15/18 to 11/15/44	437,180,394	433,500,000

1

Schedule of Investments (Unaudited) (continued) January 31, 2018	T-Fund (Percentages shown are based on Net Assets

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.31%		01/25/18	02/01/18	$750,000	$750,000	$750,191,042	U.S. Treasury Obligations, 0.00% to 8.75%, due 02/15/18 to 02/15/47	$776,219,634	$765,000,000
	1.32	(a)	01/02/18	02/01/18	400,000	400,000	400,440,000	U.S. Treasury Obligations, 0.00% to 3.63%, due 12/31/18 to 08/15/47	391,592,540	408,000,000
	1.33		01/31/18	02/01/18	1,652,000	1,652,000	1,652,061,032	U.S. Treasury Obligations, 0.00% to 3.88%, due 07/15/18 to 02/15/47	1,637,510,710	1,685,040,000
	1.34	(a)	01/11/18	02/07/18	311,710	311,710	312,023,269	U.S. Treasury Obligations, 0.00% to 5.50%, due 02/15/18 to 08/15/46	302,545,597	317,944,200
	1.35	(a)	01/03/18	02/02/18	800,000	800,000	800,900,000	U.S. Treasury Obligations, 0.00% to 7.25%, due 02/15/18 to 08/15/46	805,815,097	816,000,000
	1.36		01/31/18	02/01/18	1,000,000	1,000,000	1,000,037,778	U.S. Treasury Obligation, 1.75%, due 10/31/18	1,016,189,400	1,020,000,110
	1.36		01/31/18	02/01/18	500,000	500,000	500,018,889	U.S. Treasury Obligation, 2.63%, due 11/15/20	502,463,100	510,000,047
	1.36		01/31/18	02/01/18	1,000,000	1,000,000	1,000,037,778	U.S. Treasury Obligation, 3.50%, due 05/15/20	984,318,600	1,020,000,149
	1.36		01/31/18	02/01/18	1,000,000	1,000,000	1,000,037,778	U.S. Treasury Obligation, 1.38%, due 09/30/18	1,017,456,400	1,020,000,041
	1.36		01/31/18	02/01/18	500,000	500,000	500,018,889	U.S. Treasury Obligation, 2.75%, due 11/15/23	502,463,100	510,000,047

Total BNP Paribas SA						$8,338,710				$8,505,484,594
Citibank NA	1.33		01/31/18	02/01/18	100,000	100,000	100,003,694	U.S. Treasury Obligations, 0.00% to 4.50%, due 04/26/18 to 02/15/44	101,917,500	102,000,016
Citigroup Global Markets, Inc.	1.30		01/30/18	02/06/18	70,000	70,000	70,017,694	U.S. Treasury Obligations, 0.63% to 1.25%, due 04/30/18 to 07/31/23	75,000,700	71,400,039
	1.33		01/31/18	02/01/18	50,000	50,000	50,001,847	U.S. Treasury Obligations, 2.13% to 2.38%, due 06/30/21 to 08/15/24	51,260,700	51,000,089
	1.33	(b)	01/31/18	02/01/18	550,000	550,000	550,020,319	U.S. Treasury Obligations, 0.00% to 9.00%, due 02/01/18 to 05/15/47	545,545,440	561,000,012

Total Citigroup Global Markets, Inc.						$670,000				$683,400,140
Credit Agricole Corporate and Investment Bank SA	1.31		01/25/18	02/01/18	500,000	500,000	500,127,361	U.S. Treasury Obligations, 1.13% to 2.00%, due 01/15/21 to 11/15/26	475,712,200	510,000,058
	1.33		01/31/18	02/01/18	1,150,000	1,150,000	1,150,042,486	U.S. Treasury Obligations, 2.00% to 2.50%, due 12/31/21 to 05/15/24	1,178,325,200	1,173,000,060

2

Schedule of Investments (Unaudited) (continued) January 31, 2018	T-Fund (Percentages shown are based on Net Assets

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.33	%(b)	01/31/18	02/01/18	$1,085,000	$1,085,000	$1,085,040,085	U.S. Treasury Obligations, 1.13% to 2.50%, due 06/30/21 to 05/31/24	$1,135,783,326	$1,106,700,033
	1.34		01/31/18	02/07/18	250,000	250,000	250,065,139	U.S. Treasury Obligations, 0.13% to 1.75%, due 04/15/21 to 05/15/22	261,097,600	255,000,006

Total Credit Agricole Corporate and Investment Bank SA						$2,985,000				$3,044,700,157
Credit Suisse AG	1.35		01/31/18	02/01/18	1,075,000	1,075,000	1,075,040,312	U.S. Treasury Obligations, 0.13% to 6.13%, due 08/15/18 to 02/15/41	1,085,365,200	1,096,502,166
Deutsche Bank AG	1.35		01/31/18	02/01/18	1,278,500	1,278,500	1,278,547,944	U.S. Treasury Obligations, 0.13% to 3.88%, due 02/28/18 to 11/15/46	1,217,359,800	1,304,070,003
	1.35		01/31/18	02/01/18	1,350,000	1,350,000	1,350,050,625	U.S. Treasury Obligations, 0.13% to 8.88%, due 02/15/18 to 02/15/47	1,320,134,700	1,377,000,076

Total Deutsche Bank AG						$2,628,500				$2,681,070,079
Federal Reserve Bank of New York	1.25		01/31/18	02/01/18	4,600,000	4,600,000	4,600,159,722	U.S. Treasury Obligations, 1.13% to 2.00%, due 11/30/20 to 11/15/26	4,622,140,200	4,600,159,796
Goldman Sachs & Co. LLC	0.70		01/31/18	02/01/18	500,000	500,000	500,009,722	U.S. Treasury Obligations, 0.00%, due 02/15/18 to 08/15/47	749,428,856	510,000,001
	1.25		01/31/18	02/01/18	22,000	22,000	22,000,764	U.S. Treasury Obligation, 1.63%, due 06/30/20	22,718,100	22,440,066

Total Goldman Sachs & Co. LLC						$522,000				$532,440,067
HSBC Securities USA, Inc.	1.28		01/31/18	02/01/18	100,000	100,000	100,003,556	U.S. Treasury Obligations, 0.00%, due 02/15/28 to 11/15/47	197,876,050	102,002,052
	1.30		01/30/18	02/06/18	305,500	305,500	305,577,224	U.S. Treasury Obligations, 0.00%, due 02/15/28 to 11/15/41	563,201,250	311,612,889
	1.32		01/31/18	02/07/18	628,000	628,000	628,161,187	U.S. Treasury Obligations, 0.00%, due 05/15/28 to 05/15/45	1,057,930,487	640,560,964
	1.34	(c)	01/31/18	02/01/18	651,000	651,000	651,024,232	U.S. Treasury Obligations, 0.00%, due 08/15/28 to 11/15/47	1,211,480,477	664,023,029
	1.34		01/31/18	02/01/18	75,000	75,000	75,002,792	U.S. Treasury Obligations, 0.00%, due 05/15/41 to 02/15/43	156,366,000	76,501,838
	1.34		01/31/18	02/01/18	97,000	97,000	97,003,611	U.S. Treasury Obligations, 0.00%, due 02/15/43 to 02/15/47	219,815,400	98,940,412

Total HSBC Securities USA, Inc.						$1,856,500				$1,893,641,184
J.P. Morgan Securities LLC	1.33		01/31/18	02/01/18	1,000,000	1,000,000	1,000,036,944	U.S. Treasury Obligations, 0.75% to 8.50%, due 09/30/18 to 02/15/46	1,008,618,000	1,020,003,958

3

Schedule of Investments (Unaudited) (continued) January 31, 2018	T-Fund (Percentages shown are based on Net Assets

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.37%		01/31/18	02/01/18	$500,000	$500,000	$500,019,028	U.S. Treasury Obligations, 1.50% to 7.25%, due 11/15/19 to 02/15/40	$474,983,000	$510,001,668
	1.37		01/31/18	02/01/18	583,000	583,000	583,022,186	U.S. Treasury Obligations, 0.00%, due 11/15/18 to 05/15/47	929,031,841	594,660,451
	1.37	(c)	01/31/18	02/01/18	250,000	250,000	250,009,514	U.S. Treasury Obligation, 1.44%, due 01/31/20	255,020,000	255,002,140

Total J.P. Morgan Securities LLC						$2,333,000				$2,379,668,217
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.35		01/31/18	02/01/18	10,000	10,000	10,000,375	U.S. Treasury Obligation, 2.50%, due 01/31/25	10,301,500	10,200,095
	1.35		01/31/18	02/01/18	19,000	19,000	19,000,712	U.S. Treasury Obligation, 2.50%, due 01/31/25	19,572,700	19,380,031
	1.35		01/31/18	02/01/18	550,000	550,000	550,020,625	U.S. Treasury Obligations, 0.13% to 3.63%, due 10/15/20 to 11/15/45	536,588,085	561,000,011

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$579,000				$590,580,137
MUFG Securities Americas, Inc.	1.31		01/31/18	02/01/18	46,000	46,000	46,001,674	U.S. Treasury Obligations, 0.00% to 7.63%, due 01/15/20 to 05/15/46	43,383,058	46,920,000
	1.31	(a)	01/31/18	02/07/18	250,000	250,000	250,063,681	U.S. Treasury Obligations, 0.00% to 8.75%, due 03/01/18 to 08/15/47	298,205,601	255,000,082

Total MUFG Securities Americas, Inc.						$296,000				$301,920,082
National Australia Bank Ltd.	1.36		01/31/18	02/01/18	500,500	500,500	500,518,908	U.S. Treasury Obligation, 2.63%, due 08/15/20	500,000,000	510,510,000
	1.36		01/31/18	02/01/18	509,750	509,750	509,769,257	U.S. Treasury Obligation, 3.63%, due 08/15/19	500,000,000	519,945,000

Total National Australia Bank Ltd.						$1,010,250				$1,030,455,000
Natixis SA	1.32	(c)	01/31/18	02/01/18	550,000	550,000	550,020,167	U.S. Treasury Obligations, 0.00% to 8.75%, due 04/15/18 to 11/15/46	553,470,800	561,000,044
Nomura Securities International, Inc.	1.34		01/31/18	02/01/18	1,700,000	1,700,000	1,700,063,278	U.S. Treasury Obligations, 0.00% to 8.13%, due 02/22/18 to 11/15/47	1,736,792,913	1,734,000,000
Prudential Insurance Co. of America	1.37		01/31/18	02/01/18	35,612	35,612	35,613,855	U.S. Treasury Obligation, 0.00%, due 02/15/40	70,000,000	36,324,400
	1.37		01/31/18	02/01/18	68,875	68,875	68,877,621	U.S. Treasury Obligation, 0.00%, due 05/15/30	100,000,000	70,252,000
	1.37		01/31/18	02/01/18	40,125	40,125	40,126,527	U.S. Treasury Obligation, 0.00%, due 05/15/38	75,000,000	40,927,500
	1.37		01/31/18	02/01/18	34,725	34,725	34,726,321	U.S. Treasury Obligation, 0.00%, due 11/15/35	60,000,000	35,419,200
	1.37		01/31/18	02/01/18	146,250	146,250	146,255,566	U.S. Treasury Obligation, 2.88%, due 08/15/45	150,000,000	149,175,000
	1.37		01/31/18	02/01/18	51,375	51,375	51,376,955	U.S. Treasury Obligation, 0.00%, due 11/15/39	100,000,000	52,403,000

4

Schedule of Investments (Unaudited) (continued) January 31, 2018	T-Fund (Percentages shown are based on Net Assets

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.37%		01/31/18	02/01/18	$26,629	$26,629	$26,629,763	U.S. Treasury Obligation, 2.25%, due 03/31/21	$27,000,000	$27,161,460

Total Prudential Insurance Co. of America						$403,591				$411,662,560
RBC Capital Markets LLC	1.31		01/31/18	02/01/18	102,000	102,000	102,003,712	U.S. Treasury Obligations, 0.00% to 9.00%, due 03/31/18 to 08/15/47	98,336,089	104,040,030
Societe Generale SA	1.31		01/30/18	02/06/18	250,000	250,000	250,063,681	U.S. Treasury Obligations, 0.00% to 2.00%, due 05/31/20 to 11/15/30	260,108,163	255,000,094
	1.32		01/31/18	02/07/18	500,000	500,000	500,128,333	U.S. Treasury Obligations, 0.00% to 3.00%, due 04/15/20 to 11/15/44	747,316,982	510,000,000
	1.32	(a)	01/31/18	02/07/18	200,000	200,000	200,051,333	U.S. Treasury Obligations, 0.00% to 3.00%, due 06/30/18 to 05/15/47	238,737,391	204,000,000
	1.34	(a)	01/31/18	02/07/18	784,000	784,000	784,204,275	U.S. Treasury Obligations, 0.00% to 8.00%, due 02/15/18 to 05/15/47	789,386,868	799,680,097
	1.37	(a)	01/05/18	02/07/18	733,460	733,460	734,381,104	U.S. Treasury Obligations, 0.00% to 7.50%, due 07/05/18 to 11/15/45	732,903,400	748,129,202
	1.38		01/25/18	02/18/26	1,000,000	1,000,000	1,112,930,000	U.S. Treasury Obligations, 0.00% to 9.13%, due 03/15/18 to 02/15/44	1,096,129,115	1,020,000,091

Total Societe Generale SA						$3,467,460				$3,536,809,484
Standard Chartered Bank	1.49		01/31/18	04/05/18	144,321	144,321	144,703,481	U.S. Treasury Obligation, 0.75%, due 07/15/19	150,000,000	147,207,000
	1.49		01/31/18	04/05/18	146,883	146,883	147,271,885	U.S. Treasury Obligation, 1.00%, due 09/15/18	150,000,000	149,820,000
	1.49		01/31/18	04/05/18	209,719	209,719	210,274,532	U.S. Treasury Obligation, 2.38%, due 12/31/20	213,000,000	213,913,770

Total Standard Chartered Bank						$500,923				$510,940,770
TD Securities USA LLC	1.33		01/31/18	02/01/18	46,000	46,000	46,001,699	U.S. Treasury Obligation, 1.13%, due 01/15/19	47,250,900	46,920,013
Wells Fargo Securities LLC	1.35		01/31/18	02/01/18	1,571,000	1,571,000	1,571,058,912	U.S. Treasury Obligations, 0.00% to 3.88%, due 02/08/18 to 05/15/47	1,594,936,800	1,602,420,090
	1.35	(b)	01/31/18	02/01/18	425,000	425,000	425,015,937	U.S. Treasury Obligations, 0.00% to 9.13%, due 02/01/18 to 02/15/47	419,741,410	433,500,018

Total Wells Fargo Securities LLC						$1,996,000				$2,035,920,108

Total						$37,429,661				$38,086,436,868

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

5

Schedule of Investments (Unaudited) (continued) January 31, 2018	T-Fund (Percentages shown are based on Net Assets

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$68,270,124,269	$—	$68,270,124,269

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2018, there were no transfers between levels.

6

Schedule of Investments (Unaudited) January 31, 2018	Treasury Trust Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
U.S. Treasury Obligations — 104.0%
U.S. Treasury Bills(a):
1.17%, 02/01/18	USD	2,230,805	$2,230,805,000
1.07%, 02/08/18		4,093,340	4,092,336,133
1.13%, 02/15/18		4,135,370	4,133,325,299
1.16%, 02/22/18		2,156,580	2,155,030,159
1.37%, 03/01/18		963,000	961,921,440
1.33%, 03/08/18		417,875	417,350,916
1.32%, 03/15/18		669,460	668,554,317
1.32%, 03/22/18		695,585	694,311,617
1.32%, 03/29/18		2,274,615	2,269,795,073
1.33%, 04/05/18		1,715,345	1,711,263,229
1.37%, 04/12/18		653,000	651,338,647
1.43%, 04/26/18		182,275	181,666,809
1.46%, 05/03/18		250,000	249,203,750
1.46%, 05/10/18		555,490	553,519,651
1.47%, 05/17/18		32,675	32,546,342
1.50%, 05/31/18		157,180	156,434,421
1.52%, 06/07/18		183,005	182,076,249
1.53%, 06/14/18		214,410	213,261,418
1.53%, 06/21/18		19,475	19,362,532
1.56%, 06/28/18		867,940	862,517,545
1.59%, 07/05/18		33,000	32,777,662
1.61%, 07/12/18		200,000	198,591,250
1.62%, 07/19/18		8,750	8,701,408
1.65%, 08/02/18		1,000,000	991,784,720
U.S. Treasury Notes:
3.50%, 02/15/18		227,750	227,947,802
0.75%, 02/28/18		149,995	149,954,981
0.75% - 2.88%, 03/31/18		578,615	579,829,769
0.63%, 04/30/18		150,000	149,790,078
(US Treasury 3 Month Bill Money Market Yield + 0.19%), 1.63%, 04/30/18(b)		478,295	478,297,240
1.38%, 07/31/18		250,555	250,506,171
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 1.61%, 07/31/18(b)		573,070	573,076,200
1.50%, 08/31/18		30,000	30,018,484
1.38%, 09/30/18		321,025	320,504,196
0.88%, 10/15/18		44,900	44,644,611
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 1.61%, 10/31/18(b)		465,255	465,248,578
1.38%, 11/30/18		36,865	36,752,645
1.25% - 1.50%, 12/31/18		60,055	59,822,526
1.13% - 1.50%, 01/31/19		110,605	109,843,803
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.58%, 01/31/19(b)		298,000	298,088,844
(US Treasury 3 Month Bill Money Market Yield + 0.07%), 1.51%, 04/30/19(b)		288,895	288,891,350
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 1.48%, 10/31/19(b)		905,570	905,714,491
(US Treasury 3 Month Bill Money Market Yield + 0.00%), 1.43%, 01/31/20(b)		352,750	352,750,000

Total U.S. Treasury Obligations — 104.0% (Cost: $28,990,157,356)			28,990,157,356

Total Investments — 104.0% (Cost: $28,990,157,356)(c)			28,990,157,356

Liabilities in Excess of Other Assets — (4.0)%			(1,109,898,722)

Net Assets — 100.0%			$27,880,258,634

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

1

Schedule of Investments (Unaudited) (continued) January 31, 2018	Treasury Trust Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities:
U.S. Treasury Obligations	$—	$28,990,157,356	$—	$28,990,157,356

During the period ended January 31, 2018, there were no transfers between levels.

2

Glossary of Terms Used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Notes
COP	Certificates of Participation
GO	General Obligations Bonds
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
SBPA	Stand-by-Bond Purchase Agreement
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes
VRDP	Variable Rate Demand Preferred

1

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: March 21, 2018